As filed with the Securities and Exchange Commission on June 6, 1997

                                                    Registration Nos. 333-24377
                                                                   811-________


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. _____
Post-Effective Amendment No. _____

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 1


                               DELTA MUTUAL FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

511 Fifth Avenue, Suite 605
New York, NY                                                        10017
--------------------------------------------------             ---------------
         (Address of Principal Executive Offices)              (Zip Code)

Registrant's Telephone Number, including Area Code.

(212) 681-7007
--------------------------------------------------

John P. Figliolini, President
Berkshire International Finance
551 Fifth Avenue, Suite 605
New York, NY  10017
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)
          (with a copy to Hecht & Steckman,  P.C., 60 East 42nd St., Suite 5101,
                            New York, NY 10165-5101)

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this registration statement becomes effective.


Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant hereby elects to register an indefinite number of its shares of beneficial interest.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(A) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(A), may determine.

                                    FORM N-1A

                              CROSS REFERENCE TABLE


Part A


Item                                                                Prospectus
----                                                                ----------

1   Cover Page.....................................................Cover Page
2   Synopsis..............................................Expense Information
3   Condensed Financial Information.......................................N/A
4   General Description of Registrant.......Investment Objective and Policies
5   Management of the Fund.............................Management of the Fund
5A  Management's Discussion of Fund Performance...........................N/A
6   Capital Stock and Other Securities......................Capital Structure
7   Purchase of Securities
       Being Offered..............Investing in the Fund, Plan of Distribution
8   Redemption or Repurchase........................How to Redeem Fund Shares
9   Legal Proceedings.....................................................N/A

Part B                    STATEMENT OF ADDITIONAL INFORMATION

Item
----

10   Cover Page....................................................Cover Page
11   Table of Contents.........................................Not Applicable
12   General Information and History......................General Information
13   Investment Objectives and Policies.....Investment Objective and Policies
14   Management of the Registrant...................Management of the Company
15   Control Persons and Principal Holders
       of Securities................................Management of the Company
16   Investment Advisory and Other Services.......................The Adviser
17   Brokerage Allocation................................Plan of Distribution
18   Capital Stock and Other Securities....Agreement and Declaration of Trust
19   Purchase, Redemption and Pricing of Securities
       Being Offered...........Additional Purchase and Redemption Information
20   Tax Status.......................Additional Information Concerning Taxes
21   Underwriters................................................Distribution
22   Calculation of Performance Data....Additional Information on Performance
23   Financial Statements................................Financial Statements

Part C                             OTHER INFORMATION

Item
----

24   Financial Statements and Exhibits....................Financial Statements
25   Persons Controlled by or Under Common Control...Management of the Company
26   Number of Holders of Securities.......................................N/A
27   Indemnification........................Declaration and Agreement of Trust

28   Business and Other Connections of
       Investment Adviser...........................Management of the Company,
                                                       Management of the Fund
29   Principal Underwriters...Plan of Distribution, Distributorship Agreement
30   Location of Accounts and Records.................Performance Advertising
31   Management Services..........................American Data Services, Inc.
32   Undertakings.....................................................Item 32

                               DELTA MUTUAL FUNDS




                           DELTA MICRO CAP GROWTH FUND




                               INVESTMENT ADVISER
                     Utopia Capital Management Corporation
                           551 Fifth Avenue, Suite 605
                            New York, New York 10017

                                   DISTRIBUTOR
                         European Equity Partners, Inc.
                           551 Fifth Avenue, Suite 605
                            New York, New York 10017

                               TRANSFER AGENT AND
                            DIVIDEND DISBURSING AGENT
                          American Data Services, Inc.
                              24 West Carver Street
                           Huntington, New York 11743

                                  LEGAL COUNSEL
                             Hecht & Steckman, P.C.
                          60 East 42nd St., Suite 5101
                          New York, New York 10165-5101

                             INDEPENDENT ACCOUNTANTS
                        McCurdy & Associates CPA's, Inc.
                          27955 Clemens Road, Suite #2
                           Cleveland, Ohio 44145-1121




                                DELTA MICRO CAP
                                  GROWTH FUND


                                   PROSPECTUS
                                 JUNE ___, 1997

INFORMATION   CONTAINED  HEREIN  IS  SUBJECT  TO  COMPLETION  OR  AMENDMENT.   A
REGISTRATION STATEMENT RELATING TO THE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAW OF ANY SUCH STATE






                                DELTA MICRO CAP
                                  GROWTH FUND



                               DELTA MUTUAL FUNDS
                          DELTA MICRO CAP GROWTH FUND
                                   PROSPECTUS
                                 JUNE ___, 1997

     Delta Mutual Funds ("Trust") is a mutual fund offering its shares in separate investment portfolios. This Prospectus relates to the Delta Micro Cap Growth Fund ("Fund"). The Fund seeks capital appreciation through long-term growth of capital. It pursues its objective by investing primarily in equity securities of small-sized companies, which have market capitalizations less than $100 million at the time of purchase ("micro cap companies"). Utopia Capital Management Corporation ("Adviser") serves as the Fund's investment adviser. See "Management." Purchasers of shares are charged a 5% front-end sales load. See "Investing in the Fund."

     This Prospectus gives you information about the Fund that you should know before investing. Please read it carefully and retain it for future reference. Additional information is contained in the Statement of Additional Information dated June ___, 1997 ("SAI"), which is incorporated by reference into this Prospectus, and has been filed with the Securities and Exchange Commission ("SEC"). To obtain a copy of the SAI without charge, call the Fund at 1-888 295-8330 or the Administrator at 1-888-214-1360.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Cover Page ..................................................... Cover
Expense Information ............................................     3
Investment Objective and Policies ..............................     4
Other Investment Practices and Risk Factors ....................     5
Rights and Warrants ............................................     6
Convertible Securities .........................................     6
When-Issued and Delayed Delivery
  Securities and Forward Commitments ...........................     6
When, As and If Issued Securities ..............................     6
Options ........................................................     7
Short-Term Instruments .........................................     7
Portfolio Turnover .............................................     7
Experience of Adviser ..........................................     8
Certain Investment Restrictions ................................     8
Management of the Fund .........................................     8
Investment Adviser .............................................     8
Portfolio Managers .............................................     9
How to Purchase Shares .........................................    10
Shareholder Services ...........................................    12
How to Redeem Shares ...........................................    13
Dividends and Distributions ....................................    14
Investing in the Fund ..........................................    15
Purchases by Mail ..............................................    16
How to Purchase Fund Shares ....................................    16
Procedure for Requesting Redemption ............................    19
Redemption at the Option of the Fund ...........................    20
Distributions ..................................................    20
The Objective of the Fund is Long-Term Capital Growth
  and Not the Production of Income Distributions ...............    20
Taxes ..........................................................    21
Determination of Net Asset Value ...............................    22
Plan of Distribution ...........................................    22
Capital Structure ..............................................    23

                              EXPENSE INFORMATION
--------------------------------------------------------------------------------

     The tables and example below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Fund. See "Investing in the Fund" and "Management of the Fund" for more information.

     INVESTOR TRANSACTION EXPENSES

     Maximum sales load imposed on purchases .......................  5%

     (as a percentage of public offering price)

     Maximum sales load imposed on reinvested dividends ............  None

     Deferred sales charges ........................................  None

     Redemption fees (a) ...........................................  None


     ANNUAL FUND OPERATING EXPENSES (b)

     (as a percentage of average net assets)

     Management fees (c) ...........................................  1.00%

     12b-1 Fees (d) ................................................  0.25%

     Other Expenses (e) ............................................  0.75%

     TOTAL FUND OPERATING EXPENSES (f)

     (after reimbursement) .........................................  2.0%

     (a) Redemption proceeds sent by wire are subject to an $8.00 processing fee.

     (b) The fees and expenses in this table are based on the estimated fees and expenses that the Fund expects to incur, and on the estimated size of the Fund, during its initial fiscal year.

     (c) The Adviser's fee is 1% of the Fund's average daily assets on the first $100 million, 0.85% on the average daily assets of the next $100 million and 0.70% on the average daily assets over $200 million.

     (d) Long-term investors of the Fund may pay more in sales charges and 12b-1 fees than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

     (e) This includes estimated custody, transfer agency, accounting and legal fees but not other operating expenses the Fund may incur.

     (f) The Fund's Adviser, Utopia Capital Management Corporation ("Adviser") will voluntarily waive its fees and, if necessary, reimburse the Fund to the extent that operating expenses exceed 2.00% of the Fund's average daily net assets. The Adviser will only seek reimbursement for legal, accounting and filing fees,--printing and other costs advanced by the Adviser in connection with the filing and processing of this registration statement are related blue sky fees.

EXAMPLE:

                                             ONE YEAR            THREE YEAR
                                             --------            ----------

You would pay the following expenses
on a hypothetical $1,000 investment,
assuming (1) a 5% annual return and
(2) redemption at the end of each
time period.                                  $20.00                $63.00

This example should not be considered a representation of past or future expenses or returns which may be more or less than those shown.


                       INVESTMENT OBJECTIVE AND POLICIES
--------------------------------------------------------------------------------


     Delta Mutual Funds ("Trust") was organized as an Ohio business trust on May 20, 1997. The Trust is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Delta Micro Cap Growth Fund ("Fund") is a diversified mutual fund series of the Trust. The Trust does not presently intend to offer any other series but may do so in the future. This section takes a closer look at the Fund's investment objectives, policies and the securities in which it invests. If you have any inquiries about investing in the Funds, please call the Trust toll-free at 888-295-8330 or the Administrator toll-free at 888-214-1360, or write to American Data Services, Inc., 24 West Carver Street, 2nd Floor, Huntington, New York 11743.


     The Fund's investment objective is capital appreciation through long-term growth. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of companies with market capitalizations of less than $100 million at the time of purchase ("micro cap companies"). Such securities are common stock and preferred stock, warrants, options and debt securities convertible into common stock.

     Although micro cap companies have potential for rapid growth, investments in micro cap companies often involve greater risks than investments in larger, more established companies. Micro cap companies may have shorter operating histories, a relative lack of management experience, financial resources and product diversification, and less market liquidity than larger companies. The securities of micro cap companies are, in many cases, traded only over-the-counter or on regional securities exchanges, and the frequency and volume of their trading are substantially less than is typical of larger companies. For these reasons, securities of micro cap companies may be subject to greater and more abrupt price fluctuations. The Adviser's research skills and ability to select securities for the Fund are very important because the securities of micro cap companies are not followed as closely as large company stocks. Investors in the Fund should consider their holdings to be long-term investments, given the risks associated with equity investing, especially in stocks of micro cap companies.

     The Adviser's portfolio managers will generally utilize the following analytical approach. Phase I consists of identifying "micro cap" public companies which generally have the following characteristics:

     - a specified stock price to sales ratio in conjunction with appropriate gross margins

     -  a 1.5 ratio of current  assets to current  liabilities

     -  limited  potential  dilution issuance of securities

     -  a specified stock price to book value

     The Adviser's portfolio managers will also look at the price-earnings ratio, realizing that many "micro cap" companies are not yet profitable. Current profitability is not a prerequisite for a Fund investment, but in those cases where a company is not yet profitable, the Adviser will consider stable or increasing sales growth coupled with appropriate gross margins.

     Once a potential investment satisfies Phase I of the Adviser's analytical approach, its data is then inserted into a model developed by the Adviser in an attempt to determine what the stock price will be in two to three years. The Adviser prefers market niche leaders where it is difficult or uneconomical for much larger companies to compete, or companies that are unique in their technology, approach to the market, ability to provide technological solutions to long-established problems, licensing or patent protection or some other unique aspect. It will also compare the stock price to other public companies in the same industry sector and the level of trading liquidity of the securities to be purchased. The Adviser's portfolio managers will also use technical analysis to determine the timing of proposed purchase and sale of investments by the Fund.

     The Fund generally invests in micro cap companies its portfolio manager considers to be well-managed and to have potential for exceptional growth. So long as a sufficient number of equity securities of such companies are available, the Fund intends to stay fully invested in these securities regardless of the movement of stock prices generally. In most circumstances, the Fund's actual level of cash and cash equivalents will fluctuate between 0% and 10% of total assets with 90% to 100% of its assets committed to equity and equity equivalent investments. The Fund may invest from time to time a portion of its assets, not to exceed 20% at the time of purchase, in companies with market capitalizations greater than $100 million. The Fund does not intend to effect any short sales or futures transactions.

     The Fund may also invest up to 5% of its net assets in securities convertible into common stock rated below investment grade by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's") (commonly referred to as junk bonds or lower-rated securities) or unrated securities deemed to be below investment grade by the Adviser. The Fund does not intend to invest in securities rated below "B" by S&P or Moody's, or the equivalent. Securities rated below investment grade are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. See the Statement of Additional Information for a discussion of the risks associated with these lower-rated securities and for a description of corporate bond ratings by S&P and Moody's.

     For temporary defensive purposes during anticipated periods of general market decline or to receive a return on idle cash, the Fund may invest a portion of its net assets in money market instruments, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper, and other high quality long-term and short-term debt instruments. Under normal circumstances, the Fund will not invest more than 10% of its total assets in short-term instruments to meet anticipated redemption requests and other cash flow needs, when, in the opinion of the Advisor, other suitable securities are unavailable or for temporary defensive purposes. See "Other Investment Practices and Risk Factors."


                   OTHER INVESTMENT PRACTICES AND RISK FACTORS
--------------------------------------------------------------------------------

     An investment in the Fund should not be considered a complete investment program and there is no assurance that the Fund will achieve its investment objective. Investors should carefully consider their ability to assume the risks described herein before making an investment in the Fund.

                              RIGHTS AND WARRANTS
--------------------------------------------------------------------------------

     The Fund may acquire rights and/or warrants which are attached to other securities in its portfolio, or which are issued as a distribution by the issuer of a security held in its portfolio. Rights and/or warrants are, in effect, options to purchase equity securities at a specific price, generally valid for a specific period of time, and have no voting rights, pay no dividends and have no rights with respect to the corporation issuing them.


                             CONVERTIBLE SECURITIES
--------------------------------------------------------------------------------

     The Fund may acquire, through purchase or a distribution by the issuer of a security held in its portfolio, a fixed-income security which is convertible into common stock of the issuer. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

     To the extent that a convertible security's investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise. As with a fixed-income security, the credit standing of the issuer and other factors may also have an effect on the convertible security's value. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, will sell at some premium over its conversion value. This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. A portion of the convertible securities in which the Fund may invest may be unrated or, if rated, rated below investment grade by a nationally recognized statistical rating organization.


      WHEN-ISSUED AND DELAYED DELIVERY SECURITIES AND FORWARD COMMITMENTS
--------------------------------------------------------------------------------

     From time to time, in the ordinary course of business, the Fund may purchase securities on a when-issued or delayed delivery basis or may purchase or sell securities on a forward commitment basis. When such transactions are negotiated, the price is fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. There is no overall limit on the percentage of the Fund's assets which may be committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a when-issued, delayed delivery or forward commitment basis may increase the volatility of the Fund's net asset value.


                        WHEN, AS AND IF ISSUED SECURITIES
--------------------------------------------------------------------------------

     The Fund may purchase securities on a "when, as and if issued" basis under which the issuance of the security depends upon the occurrence of a subsequent event, such as approval of a merger, corporate reorganization, leveraged buyout or debt restructuring. If the anticipated event does not occur and the securities are not issued, the Fund will have lost an investment opportunity. There is no overall limit on the percentage of the Fund's assets which may be committed to the purchase of securities on a "when, as and if issued" basis. An increase in the percentage of the Fund's assets committed to the purchase of securities on a "when, as and if issued" basis may increase the volatility of its net asset value.

                                     OPTIONS
--------------------------------------------------------------------------------
     The Fund may invest in call and put options on portfolio securities. However, the Fund is not permitted to write uncovered or naked options. The Fund may purchase listed and over-the-counter ("OTC") call and put options in amounts equalling up to 5% of its net assets. The Fund may purchase call options to protect against an increase in the price of a security it anticipates purchasing, or for the purpose of speculating in the common stock underlying the call option. The Fund may purchase put options on securities which it holds in its portfolio to protect itself against a decline in the value of the security.


                             SHORT-TERM INSTRUMENTS
--------------------------------------------------------------------------------

     The Fund may hold short-term U.S. Government obligations, high quality money market instruments (i.e., rated A-1 or better by S&P or Prime-1 by Moody's or unrated instruments deemed by the Adviser to be of comparable quality), certificates of deposit, bank obligations and cash equivalents, (i) to meet anticipated redemption requests and other cash flow needs, (ii) when, in the opinion of the Adviser, other suitable securities are unavailable, or (iii) for temporary defensive purposes. Under normal conditions, it is not anticipated that more than 10% of the total assets of the Fund will be invested in short-term instruments. The foregoing instruments may also include, among other things, commercial paper, and corporate bonds with remaining maturities of thirteen months or less, short-term obligations of U.S. banks and money market mutual funds. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, when the Fund invests in another mutual fund, the Fund would bear its pro rata portion of the other mutual fund's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's investors. See the SAI for a description of S&P's and Moody's commercial paper ratings.


BORROWINGS

     The Fund may borrow money in an amount up to one-third of the value of its total assets at the time of entering into the borrowing, for temporary or emergency purposes (including to meet redemption requests prior to the settlement of securities already sold or in the process of being sold by the
Fund). If the securities held by a Fund should decline in value while borrowings are outstanding, the net asset value of the Fund's outstanding shares will decline in value by proportionately more than the decline in market value of the Fund's portfolio securities. As a result, the Fund's share price may be subject to greater fluctuation until the borrowing is repaid.


                               PORTFOLIO TURNOVER
--------------------------------------------------------------------------------

     The Fund may sell a portfolio investment soon after its acquisition if the Adviser believes that such a disposition is consistent with attaining the investment objective of the Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover (over 100%) may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by the Fund and ultimately by its investors. High portfolio turnover may result in the realization of substantial net capital gains. To the extent short-term net capital gains are realized, distributions resulting from such gains will be ordinary income for federal income tax purposes. See "Taxes". The Adviser expects that the annual portfolio turnover for the Fund will not exceed 200%.

                             EXPERIENCE OF ADVISER
--------------------------------------------------------------------------------

     Although the Fund's portfolio managers and other officers of the Company have experience in analyzing micro cap companies, the Adviser has only recently been formed and has no previous experience managing a registered investment company such as the Fund.


                        CERTAIN INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

     The Fund's investment objective and, except as otherwise stated herein or in the SAI, the investment policies and restrictions are not fundamental and may be changed by the Board of Trustees without investor approval. As a matter of non-fundamental policy, the Fund will not, among other matters described herein under "Types of Investments" and "Other Investment Practices and Risk Factors,"
(i) engage in short sales or futures transactions; (ii) write uncovered or naked options; (iii) purchase restricted or illiquid securities; (iv) invest in foreign securities or ADRs; (v) purchase securities owned by any of the Arista group of mutual funds; (vi) lend its securities; or (vii) invest in other investment companies except money market funds.

     Among other fundamental restrictions described in the SAI which cannot be changed without investor approval, the Fund may not (i) invest more than 25% of its total assets in securities of issuers in any single industry (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities); (ii) with respect to 75% of its total assets, invest more than 5% of the fair market value of its assets in securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities); (iii) invest in a company to get control or manage it or, with respect to 75% of its total assets, purchase more than 10% of the outstanding voting securities of an issuer; (iv) invest Fund assets in restricted securities; (v) issue any senior securities, except for temporary borrowings permissible under the 1940 Act; (vi) make loans, except to the extent permitted by the 1940 Act; or (vii) invest in commodities or commodities options.

     You will be notified of any changes to the Fund's investment objective, policies or restrictions that are considered by the Board of Trustees to be material. If there is a material change to the Fund's investment objective, policies or restrictions, you should consider whether the Fund remains an appropriate investment for you. For further information regarding the Fund's investment restrictions, see the SAI.


                             MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

     The business and affairs of the Fund are managed by the Adviser under the supervision and direction of the Board of Trustees. The officers of the Trust are responsible for the Fund's daily operations. The SAI contains the name and background information of each Trustee and officer of the Trust.


                               INVESTMENT ADVISER
--------------------------------------------------------------------------------

     Utopia Capital Management Corporation ("Adviser"), 551 Fifth Avenue, New York, New York, serves as the Investment Adviser pursuant to an Investment Advisory Agreement (the "Agreement"), which provides that the Adviser will furnish continuous investment advisory services to the Fund. The Adviser supervises and manages the investment portfolio, and administers the operations, of the Fund, and subject to such policies as the Board of Trustees of the Fund may determine, directs the purchase or sale of investment securities in the day-to-day management of the Fund's investment portfolio. Under the Agreement, the Adviser, at its own expense and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment and executive personnel for making the investment decisions necessary for managing the Fund and maintaining the Company's organization, and pays the salaries and fees of all officers and Trustees of the Company (except the fees paid to disinterested Trustees). The Fund pays all of its own expenses, including, without limitation, the cost of preparing and printing registration statements, the expense of registering its shares with the SEC and qualifying them for sale in the various states, advisory fees, costs of organization and maintenance of corporate existence, the printing and distribution costs of prospectuses mailed to existing shareholders, reports to shareholders, reports to government authorities and proxy statements, costs of meetings of shareholders, fees paid to Trustees who are not interested persons of the Adviser, the cost of office supplies, travel expenses, interest charges, taxes, legal expenses, association membership dues, auditing services, insurance premiums, brokerage commissions and other expenses in connection with portfolio transactions, fees and expenses of the custodian of the Fund's assets, fees of fund accounting and pricing services, ent.the fees and expenses of the Fund's dividend disbursing agent, accounting services agent, and transfer agent.

     For its services, the Adviser receives a management fee from the Fund computed at the annual rate of 1.00% of the Fund's average daily net assets up to $100 million. The Agreement provides that the management fee is reduced at predetermined break points. The management fee is reduced to 0.85% of the Fund's average daily net assets greater than $100 million but less than or equal to $200 million. The fee is further reduced to 0.70% of the Fund's daily net asset value greater than $200 million. The fee is paid monthly.

     The Adviser is a recently organized corporation, the sole stockholder of which is John Figliolini, who is president of both the Advisor and Trust.

     The Adviser may serve as investment adviser to individual and institutional clients, but currently does not do so.

     As of the date of this Prospectus the Adviser owned of record all outstanding shares of the Fund.


                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

     The portfolio managers of the Fund are Oleg Batratchenko and Peter Kambolin, who have day-to-day responsibility for management of the Fund's portfolio.

     Oleg Batratchenko has over eight years of financial research and investment banking experience. Since April 1995, he has served as Vice President of research at Berkshire International Finance, Inc., a New York corporate finance and investment banking boutique which also acts as a consultant to the Arista group of off-shore mutual funds (the "Arista Group"). Mr. Batratchenko has been managing the firm's equity research department in consulting for the Arista Group and providing analytical support for monitoring and deal structuring of companies who retain Berkshire International Finance, Inc. Mr. Batratchenko would be considered a generalist specializing in small cap firms. Mr. Batratchenko provides analytical coverage for over 20 U.S. and European companies, mostly in the high-tech, biomedical, environmental, computer and electronics sectors. In addition to that, Mr. Batratchenko provides consulting services to a Swiss-based money management firm, Berkshire Capital Management Group, Ltd., which acts as the adviser to the Arista Group. From 1993 to 1995, Mr. Batratchenko was a research analyst with Safian Investment Research, Inc., a financial research and money management firm, where he was engaged in the analysis of international markets on both macro- and microeconomic levels. Prior to that Mr. Batratchenko worked as a Performance Analyst with Neuberger and Berman, a money management firm.

     Mr. Batratchenko has a B.A. in Economics from Moscow State University. Between 1987 and 1990 Mr. Batratchenko was a research associate at the Moscow Institute of World Economy and International Relations, where he completed a Master's program in Economics and was involved in a number of high profile research projects being conducted by this leading Russian think tank for the Kremlin. Mr. Batratchenko also has a Master's Degree in International Political Economy from New York University and is an Associate Member of the Financial Analysts - Money Managers Society (New York).

     Peter Kambolin has over four years of experience in financial research, investment banking, brokerage and trading. Since May 1996 he has served as Equity Analyst at Berkshire International Finance, Inc., a New York corporate finance and investment banking boutique. Mr. Kambolin has been providing analytical coverage for over 10 U.S. and European micro cap growth oriented companies in the high-technology, biomedical, environmental and oil and gas sectors. In addition, Mr. Kambolin provides consulting services to a Swiss-based money management firm which manages the Arista group of mutual funds. Since the beginning of 1997, Mr. Kambolin has been locating investment opportunities for the Fund. From November 1995 to May 1996, he was a systems administrator with Unibank, Inc., Denmark's second largest bank, where he was involved in the bank's currency risk exposure and securities department. From September, 1994 to June, 1995, Mr. Kambolin worked at PaineWebber, Inc. as an assistant to a Portfolio Manager. Mr. Kambolin is a registered General Securities Representative and holds a Magnum Cum Laude B.B.A. Degree in finance from Baruch College of New York.


                             HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

     Your initial investment in the Fund ordinarily must be at least $1,000 ($250 for tax-deferred retirement plans). You may purchase additional shares through the Open Account Program described below. The Fund may, in the Advisor's sole discretion, accept certain accounts with less than the stated minimum initial investment. You may open an account and make an initial investment through securities dealers having a sales agreement with the Fund's principal underwriter, European Equity Partners, Inc. (the "Underwriter"). You may also make a direct initial investment by sending a check and a completed account application form to Delta Micro Cap Growth Fund, 24 West Carver Street, Huntington, New York 11743. Checks should be made payable to "Delta Micro Cap Growth Fund". An account application is included in this Prospectus.

     Shares of the Fund are sold on a continuous basis at the public offering price next determined after receipt of a purchase order by the Fund. Purchase orders received by dealers prior to 4:00 p.m. Eastern Standard time, on any business day and transmitted to the Fund by 5:00 p.m. Eastern Standard time, are confirmed that day at the public offering price determined as of the close of the regular session of trading on the New York Stock Exchange on that day. It is the responsibility of dealers to transmit properly completed orders so that they will be received by the Fund by 5:00 p.m. Eastern Standard time. Dealers may charge a fee for effecting purchase orders. Direct purchase orders received by the Fund by 4:00 p.m. Eastern Standard time, are confirmed at that day's public offering price. Direct investments received by the Fund after 4:00 p.m. Eastern Standard time, and orders received from dealers after 5:00 p.m. Eastern Standard time, are confirmed at the public offering price next determined on the following business day.

     The public offering price of the Fund's shares is the next determined net asset value per share plus a sales load as shown in the following table.

                                                                           REALLOWANCE
                                  SALES LOAD        AS % OF      AS % OF       TO
                                   PUBLIC             NET        PUBLIC    PARTICIPATING
                                  OFFERING          AMOUNT      OFFERING     SELECTED
AMOUNT OF INVESTMENT               PRICE           INVESTED      PRICE        DEALER
----------------------------------------------------------------------------------------
Less than $100,000                 5.00%            5.26%        4.25%         4.50%
----------------------------------------------------------------------------------------
$100,000 but less than $250,000    4.00             4.17         3.50          3.50
----------------------------------------------------------------------------------------
$250,000 but less than $500,000    3.25             3.36         2.75          3.00
----------------------------------------------------------------------------------------
$500,000 but less than $1,000,000  2.25             2.30         1.75          2.00
----------------------------------------------------------------------------------------
$1,000,000 or more                 None              None        None          None


     Under certain circumstances, the Underwriter may increase or decrease the reallowance to dealers. Dealers engaged in the sale of shares of the Fund may be deemed to be underwriters under the

Securities Act of 1933. The Underwriter retains the entire sales load on all direct initial investments in the Fund and on all investments in accounts with no designated dealer of record.


     The Fund mails you confirmations of all purchases or redemptions of Fund shares. Certificates representing shares are not issued. The Fund and the Underwriter reserve the right to limit the amount of investments and to refuse to sell to any person.

     Investors should be aware that the Fund's account application contains provisions in favor of the Fund, the Underwriter, American Data and certain of their affiliates, excluding such entities from certain liabilities (including, among others, losses resulting from unauthorized shareholder transactions) relating to the various services made available to investors.

     Should an order to purchase shares be canceled because your check does not clear, you will be responsible for any resulting losses or fees incurred by the Fund or American Data in the transaction.

     Open Account Program. Please direct inquiries concerning the services described in this section to the Fund at the address or numbers listed below.

     After an initial investment, all investors are considered participants in the Open Account Program. The Open Account Program helps investors make purchases of shares of the Fund over a period of years and permits the automatic reinvestment of dividends and distributions of the Fund in additional shares without a sales load.

     Under the Open Account Program, you may purchase and add shares to your account at any time either through your securities dealer or by sending a check to Delta Micro Cap Growth Fund, 24 West Carver Street, Huntington, New York 11743. The check should be made payable to "Delta Micro Cap Growth Fund".

     Under the Open Account Program, you may also purchase shares of the Fund by bank wire. Please telephone the Fund (Nationwide call toll-free 888-295-8330) or the Administrator (nationwide call toll-free 888-214-1360) for instructions. Your bank may impose a charge for sending your wire. There is presently no fee for receipt of wired funds, but the Fund reserves the right to charge shareholders for this service upon thirty days' prior notice to shareholders.


     Each additional purchase request must contain the name of your account and your account number to permit proper crediting to your account. While there is no minimum amount required for subsequent investments, the Fund reserves the right to impose such requirement. All purchases under the Open Account Program are made at the public offering price next determined after receipt of a purchase order. If a broker-dealer received concessions for selling shares of the Fund to a current shareholder, such broker-dealer will receive the concessions described above with respect to additional investments by the shareholder.

     Reduced  Sales Load.  A  "purchaser"  (defined  below) may use the Right of
Accumulation to combine the cost or current net asset value (whichever is higher) of his existing Fund shares with the amount of his current purchases in order to take advantage of the reduced sales loads set forth in the table above. Purchases made pursuant to a Letter of Intent may also be eligible for the reduced sales loads. The minimum initial investment under a Letter of Intent is $10,000. Shareholders should contact the Fund for information about the Right of Accumulation and Letter of Intent.

     Purchases at Net Asset Value. You may purchase shares of the Fund at net asset value when the payment for your investment represents the proceeds from the redemption of shares of any other mutual fund which has a front-end sales load. Your investment will qualify for this provision if the purchase price of the shares of the other fund included a sales load and the redemption occurred within one year of the purchase of such shares and no more than sixty days prior to your purchase of shares of the Fund. To make a purchase at net asset value pursuant to this provision, you must submit photocopies of the confirmations (or similar evidence) showing the purchase and redemption of shares of the other fund. Your payment may be made with the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund. The redemption of shares of the other fund is, for federal income tax purposes, a sale on which you may realize a gain or loss. These provisions may be modified or terminated at any time. Contact your securities dealer or the Fund for further information.

     Banks, bank trust departments and savings and loan associations, in their fiduciary capacity or for their own accounts, may also purchase shares of the Fund at net asset value. To the extent permitted by regulatory authorities, a bank trust department may charge fees to clients for whose account it purchases shares at net asset value. Federal and state credit unions may also purchase shares at net asset value.

     In addition, shares of the Fund may be purchased at net asset value by broker-dealers who have a sales agreement with the Underwriter, and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

     Clients of investment advisors and financial planners may also purchase shares of the Fund at net asset value if their investment advisor or financial planner has made arrangements to permit them to do so with the Fund and the Distributor. The investment advisor or financial planner must notify the Fund that an investment qualifies as a purchase at net asset value. Trustees, directors, officers and employees of the Fund, the Advisor, the Underwriter or American Data including members of the immediate family of such individuals and employee benefit plans established by such entities, may also purchase shares of the Fund at net asset value.

     Additional Information. For purposes of determining the applicable sales load and for purposes of the Letter of Intent and Right of Accumulation privileges, a purchaser includes an individual, his spouse and their children under the age of 21, purchasing shares for his or their own account; a trustee or other fiduciary purchasing shares for a single fiduciary account although more than one beneficiary is involved; employees of a common employer, provided that economies of scale are realized through remittances from a single source and quarterly confirmation of such purchases; or an organized group, provided that the purchases are made through a central administration, or a single dealer, or by other means which result in economy of sales effort or expense. Contact the Fund for additional information concerning purchases at net asset value or at reduced sales loads.



                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------


     Contact  the  Fund   (Nationwide   call  toll-free   888-295-8330)  or  the
Administrator   (nationwide   call   toll-free   888-214-1360)   for  additional
information about the shareholder services described below.


AUTOMATIC  WITHDRAWAL PLAN

     If the shares in your account have a value of at least $5,000, you may elect to receive, or may designate another person to receive, monthly or quarterly payments in a specified amount of not less than $50 each. There is no charge for this service. Purchases of additional shares of the Fund while the plan is in effect are generally undesirable because a sales load is incurred whenever purchases are made.

TAX-DEFERRED  RETIREMENT PLANS

     Shares of the Fund are available for purchase in connection with the following tax-deferred retirement plans:

     -  Keogh Plans for  self-employed  individuals

     - Individual retirement account (IRA) plans for individuals and their non-employed spouses

     - Qualified pension and profit-sharing plans including those profit-sharing plans with a 401(k) provision

     - 403(b)(7) custodial accounts for employees of public school systems,\ hospitals, colleges and other non-profit organizations meeting certain requirements of the Internal Revenue Code Direct Deposit Plans

     Shares of the Fund may be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of his or her payroll or social security checks transferred automatically to purchase shares of the Fund.

AUTOMATIC INVESTMENT PLAN

     You may make automatic monthly investments in the Fund from your bank, savings and loan or other depository institution account. The minimum initial and subsequent investments must be $50 under the plan. The Fund pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to make reasonable charges for this service. Your depository institution may impose its own charge for debiting your account which would reduce your return from an investment in the Fund.

REINVESTMENT PRIVILEGE

     If you have redeemed shares of the Fund, you may reinvest all or part of the proceeds without any additional sales load. This reinvestment must occur within ninety days of the redemption and the privilege may only be exercised once per year.


                              HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

     You may redeem shares of the Fund on each day that the Fund is open for business by sending a written request to the Fund. The request must state the number of shares or the dollar amount to be redeemed and your account number. The request must be signed exactly as your name appears on the Fund's account records. If the shares to be redeemed have a value of $25,000 or more, your signature must be guaranteed by any eligible guarantor institution, including banks, brokers and dealers, municipal securities brokers and dealers, government securities brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.

     You may also redeem shares by placing a wire redemption request through a securities broker or dealer. Unaffiliated broker-dealers may impose a fee on the shareholder for this service. You will receive the net asset value per share next determined after receipt by the Fund or its agent of your wire redemption request. It is the responsibility of broker-dealers to properly transmit wire redemption orders.

     If your instructions request a redemption by wire, you will be charged an $8.00 processing fee. The Fund reserves the right, upon thirty days' written notice, to change the processing fee. All charges will be deducted from your account by redemption of shares in your account. Your bank or brokerage firm may also impose a charge for processing the wire. In the event that wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by mail to the designated account.

     Redemption requests may direct that the proceeds be deposited directly in your account with a commercial bank or other depository institution via an Automated Clearing House ("ACH") transaction. There is currently no charge for ACH transactions. Contact the Fund for more information about ACH transactions.

     Shares are redeemed at their net asset value per share next determined after receipt by the Fund of a proper redemption request in the form described above, less any applicable contingent deferred sales load. Payment is normally made within three business days after tender in such form, provided that payment in redemption of shares purchased by check will be effected only after the check has been collected, which may take up to fifteen days from the purchase date. To eliminate this delay, you may purchase shares of the Fund by certified check or wire.

     At the discretion of the Fund or American Data, corporate investors and other associations may be required to furnish an appropriate certification authorizing redemptions to ensure proper authorization. The Fund reserves the right to require you to close your account if at any time the value of your shares is less than $1,000 (based on actual amounts invested including any sales load paid, unaffected by market fluctuations), or $250 in the case of tax-deferred retirement plans, or such other minimum amount as the Fund may determine from time to time. After notification to you of the Fund's intention to close your account, you will be given thirty days to increase the value of your account to the minimum amount.

     The Fund reserves the right to suspend the right of redemption or to postpone the date of payment for more than three business days under unusual circumstances as determined by the Securities and Exchange Commission.


                          DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund expects to distribute substantially all of its net investment income, if any, on an annual basis. The Fund expects to distribute any net realized long-term capital gains at least once each year. Management will determine the timing and frequency of the distributions of any net realized short-term capital gains.

DISTRIBUTIONS  ARE  PAID  ACCORDING  TO  ONE OF THE FOLLOWING  OPTIONS:

     SHARE  OPTION  - income  distributions  and  capital  gains
                      distributions   reinvested  in  additional  shares.

     INCOME  OPTION - income distributions and short-term capital gains distributions paid in cash; long-term capital gains distributions reinvested in additional shares.

     CASH OPTION    - income  distributions and capital gains  distributions
                      paid in cash.

     You should indicate your choice of option on your application. If no option is specified on your application, distributions will automatically be reinvested in additional shares. All distributions will be based on the net asset value in effect on the payable date.

     If you select the Income Option or the Cash Option and the U.S. Postal Service cannot deliver your checks or if your checks remain uncashed for six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the Share Option.

     An investor who has received in cash any dividend or capital gains distribution from the Fund may return the distribution within thirty days of the distribution date to the Fund for reinvestment at the net asset value next determined after its return. The investor or his dealer must notify the Fund that a distribution is being reinvested pursuant to this provision.

DISTRIBUTOR

     European Equity Partners, Inc., 501 Fifth Avenue, New York, New York (the "Distributor"), an affiliate of the Advisor, serves as principal underwriter for the Fund and, as such, is the exclusive agent for the distribution of shares of the Fund. John Figliolini, a controlling shareholder of the Advisor and President and a Trustee of the Trust, is a controlling shareholder of the Distributor.

ADMINISTRATOR

     The Trust has retained American Data Services, Inc., 24 West Carver Street, 2nd floor, Huntington, New York 11743 ("American Data") to serve as the Fund's transfer agent, dividend paying agent and shareholder service agent.

     American Data also provides accounting and pricing services to the Fund. American Data receives a monthly fee from the Fund for calculating daily net asset value per share and maintaining such books and records as are necessary to enable it to perform its duties.

     In addition, American Data has been retained to provide administrative services to the Fund. In this capacity, American Data supplies executive, administrative and regulatory services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission and state securities authorities. The Fund pays American Data a fee for these administrative services at the annual rate of .015% of the average value of its daily net assets provided, however, that the minimum fee schedule of $1,300 per month for funds under $10,000,000; $1,600 per month for funds between $10,000,000 and $20,000,000 and $2,000 per month in funds over $20,000,000.


                             INVESTING IN THE FUND
--------------------------------------------------------------------------------

     Shares of the Fund are sold on a continuous basis at the net asset value next determined after receipt of a purchase order in proper form less a sales charge equal to 5% of the amount invested. American Data Services, Inc., 24 West Carver Street, 2nd floor, Huntington, New York 11743 also serves as the Fund's transfer agent and dividend disbursing agent ("Transfer Agent").

     Pursuant to a Distribution Agreement between the Fund and European Equity Partners, Inc. (the "Distributor"), an affiliate of the Investment Adviser, shares of the Fund are distributed by the Distributor and offered by dealers who have entered into selected dealer agreements with the Distributor ("Selected Broker-Dealers"). The principal executive office of the Distributor is located at 551 Fifth Avenue, Suite 605, New York, NY 10017.


     The minimum initial purchase is $1,000. Minimum subsequent purchases of $100 or more may be made by sending a check, payable to Delta Micro Cap Growth Fund directly to American Data Services, Inc. (the "Transfer Agent") at 24 West Carver Street, 2nd floor, Huntington, New York 11743 or by contacting an account executive of the Distributor or other Selected Broker-Dealer. In the case of investments pursuant to Individual Retirement Plans, the Fund, in its discretion, may accept investments without regard to any minimum amounts which would otherwise be required if the Fund has reason to believe that additional investments will increase the investment in all accounts under such Plans to at least $1,000. The Fund does not issue share Certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The offering price will be the net asset value per share next determined following receipt of an order (see "Determination of Net Asset Value").


     Shares of the Fund are sold through the Distributor on a normal three business day settlement basis; that is, payment is due on the third business day (settlement date) after the order is placed with the Distributor. A 5% sales charge is imposed at the time shares are purchased. Shares of the Fund purchased through the Distributor are entitled to any dividends declared beginning on the next business day following settlement date. Since Selected Broker-Dealers forward investors' funds on settlement date, they will benefit from the temporary use of the funds if payment is made prior thereto. Shares purchased through the Transfer Agent are entitled to any dividends declared beginning on the next business day following receipt of an order. As noted above, orders placed directly with the Transfer Agent must be accompanied by payment. Investors will be entitled to receive dividends and capital gains distributions if their order is received by the close of business on the day prior to the record date for such distributions. (See "How to Sell (Redeem) Fund Shares".) Sales personnel are compensated for selling shares of the Fund at the time of their sale by the Distributor and/or the Selected Broker-Dealer. The Fund and the Distributor reserve the right to reject any purchase orders.


                                PURCHASES BY MAIL
--------------------------------------------------------------------------------

     Your purchase application, if properly filled out and accompanied by payment in the form of a check made payable to "Delta Micro Cap Growth Fund," will be processed upon receipt by the Transfer Agent. If the Transfer Agent receives you order and payment by the close of regular trading (currently 4:00 p.m. Eastern Standard Time) on the New York Stock Exchange, your shares will be purchased at the net asset value calculated at the close of regular trading on that day. If received after that time, your shares will be purchased at the net asset value determined as of the close of regular trading on the next business day.


                           HOW TO PURCHASE FUND SHARES
--------------------------------------------------------------------------------

BY MAIL OR COURIER TO OPEN AN ACCOUNT

     Complete and sign the Purchase Application. Make your check payable to "Delta Micro Cap Growth Fund."

BY MAIL, SEND TO:

               Delta Micro Cap Growth Fund
               c/o American Data Services
               24 West Carver Street, 2nd floor
               Huntington,  NY 11743

BY OVERNIGHT COURIER, SEND TO:

               Delta  Micro Cap Growth  Fund
               c/o  American  Data  Services
               24 West Carver Street, 2nd floor
               Huntington,  NY 11743

     If you are investing through a qualified retirement plan, you will need to use a special application.

BY TELEPHONE


     Telephone transactions may not be used for initial purchases. If you want to make subsequent telephone transactions, please select this service on your Purchase Application or call 1-888-214-1360 to add telephone transactions to an existing account.


TO ADD TO AN ACCOUNT


     Make your check payable to "Delta Micro Cap Growth Fund" and mail it to the address noted above. Put your account name, address and Fund account number on your check. Subsequent investment forms will be included with each investor statement. An investor wishing to add to an account should complete this form and include it with the check. Alternatively, include with your check a note indicating your Fund account number, your name and your address. No cash will be accepted.

     No cash will be accepted. A $9 fee will be charged against an investor's account for any payment check returned to the Transfer Agent for insufficient funds, stop payment, closed account or other reasons. The investor will also be responsible for any losses suffered by the Funds or the Transfer Agent as a result. For purchases made by corporations, executors, administrators, trustees, guardians, general partners, managers, agents or attorneys-in-fact, further documentation may be requested.

     Call 888-214-1360 to make your purchase from a bank checking or money market account by electronic funds transfer. Specify account name, address and Fund account number. This service must be established by you in advance by following the instructions in the "By Wire" section.

BY WIRE


     You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 1-888-214-1360 to set up your account and obtain an account number. You should be prepared at that time to provide the information on the Purchase Application. Then, you should provide your bank with the following information for purposes of wiring your investment:

               Star Bank, N.A. Cinti/Trust
               ABA  #0420-0001-3
               Attn:  Delta Micro Cap Growth Fund Master Account
               D.D.A.  #486479553
               Account Name _____________(write in shareholder name) For the Account # _______________(write in account number)

     You are required to mail a signed Purchase Application to the Transfer Agent marked "follow-up" at the above address in order to complete your initial wire purchase. The Transfer Agent must receive the signed Purchase Application before any of the shares purchased can be redeemed. Wire orders will be accepted only on the day on which the Fund and the Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchaes is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.



PURCHASES BY TELEPHONE

     Telephone transactions may not be used for initial purchases. Your account must already be established prior to initiating telephone purchases. Only bank accounts held at domestic financial institutions that are ACH members can be used for telephone transactions. Your shares will be purchased at the net asset value determined as of the close of regular trading on the date that the Transfer Agent receives payment for shares purchased by electronic funds transfer through the ACH system. Most transfers are completed within three business days after your call to place the order. To preserve flexibility, the Fund may revise or remove the ability to purchase shares by phone, or may charge a fee for such service, although currently the Fund does not expect to charge a fee. Investors in the Funds may also request by telephone a change of address, a change in investments made through an Automatic Investment Plan, and a change in the manner in which dividends are received.

     The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. The Fund reserves the right to refuse a telephone redemption if it believes it advisable to do so. Assuming procedures such as the above have been followed, the Funds will not be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any fraudulent or unauthorized telephone redemption. As a result of this policy, the investor will bear the risk of any loss unless the Fund has failed to follow such procedure(s). The telephone purchase privilege may be modified or terminated by the Fund at any time.




AUTOMATIC INVESTMENT PLAN

     The Fund offers an Automatic Investment Plan whereby an investor may automatically make purchases of shares of a Fund on a convenient monthly basis ($100 minimum per transaction) out of his or her savings or checking account. The $1,000 minimum initial investment must be met before an Automatic Investment Plan may be established. Under the Automatic Investment Plan, an investor's designated bank or other financial institutional debits a preauthorized amount on the investor's account each month and applies the amount to the purchase of Fund shares. The Automatic Investment Plan must be implemented with a financial institution that is an ACH member. In addition, the Fund must have a currently effective registration in those states in which it is required. No service fee is currently charged by the Fund for participating in the Automatic Investment Plan. Applications to establish the Automatic Investment Plan are available from the Administrator by calling 888-214-1360 or the Transfer Agent by calling 888-214-1360 or the Fund by calling 888-295-8330.

MISCELLANEOUS  PURCHASE INFORMATION

     For  reasons  of  economy  and   convenience,   the  Fund  will  not  issue
certificates for shares purchased.

     Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any investor fails to provide and certify to the accuracy of the investor's Social Security number or other tax-payer identification number, the Fund will be required to withhold 31% of all dividends, distributions and payments, including redemption proceeds, from such investor as a backup withholding procedure.

     Payment for shares of a Fund may, in the discretion of the Fund, be made in the form of liquid securities that are permissible investments for the Fund, provided that, among other conditions, the investor making the contribution of securities is a tax-exempt entity and the aggregate amount of the purchase (including cash and contributed securities) be at least $1,000,000. Investors considering a contribution of securities to the Fund should consult with their own tax advisers regarding the tax consequences, if any, of such contribution. For further information, contact the Fund at 24 West Carver Street, 2nd floor, Huntington, New York 11743.

HOW TO SELL  (REDEEM)  FUND  SHARES

     You may sell (redeem) any or all of your shares on any day the Fund is open for business at the next determined net asset value. Ordinarily, the Fund makes payments by check for the shares redeemed within three business days after it receives your properly completed request. However, the right of redemption may be suspended or payment may be postponed under unusual circumstances such as when trading on the New York Stock Exchange is restricted or when it is not reasonably practical for the Fund to determine the fair market value of its net assets. Payment of redemption proceeds with respect to shares purchased by check will not be made until the check or payment received for investment has cleared, which may take up to 15 calendar days from the purchase date.

     Payment of the redemption proceeds for shares of the Fund where an investor requests wire payment will normally be made in federal funds on the next business day. The Transfer Agent will wire redemption proceeds only to the bank and account designated on the Purchase Application or in written instructions subsequently received by the Transfer Agent, and only if the bank is a commercial bank that is a member of the Federal Reserve System. The Transfer Agent currently charges an $8.00 fee for each payment made by wire of redemption proceeds, which fee will be deducted from the investor's account.

                      PROCEDURE FOR REQUESTING REDEMPTION
--------------------------------------------------------------------------------

     You may request the sale of your shares either by mail or courier or by telephone as described below.

BY MAIL:

     Sale (redemption) requests should be mailed to:

               Delta Micro Cap Growth Fund
               c/o American Data Services,  Inc.
               24 West Carver Street,  2nd floor
               Huntington, New York 11743

BY  OVERNIGHT  COURIER:

               Delta Micro Cap Growth Fund
               c/o American Data Services, Inc.
               24 West Carver Street, 2nd floor
               Huntington,  New York 11743

THE REQUESTS  SHOULD BE SENT TO:

               Delta Micro Cap Growth Fund
               c/o American  Data  Services,  Inc.
               24 West Carver Street, 2nd floor
               Huntington,  New York 11743

     The selling price of each share being redeemed will be the Fund's per share net asset value next calculated after receipt of all required documents in good order. There is no load or charge imposed on redemptions. Good order means that the request must include:

     - Your account number

     - The number of shares or dollar amount to be sold (redeemed)

     - The signatures of all account owners exactly as they are registered on the account

     - Any required  signature  guarantees

     - Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships

     - In the case of shares being redeemed from a qualified retirement plan, including an IRA or IRA/SEP Plan, a statement of whether or not federal income tax should be withheld (in the absence of any statement, federal tax will be withheld)

     A signature guarantee of each owner is required to redeem shares in the following situations: (i) if you change ownership on your account; (ii) when you want the redemption proceeds sent to a different address from that registered on the account; (iii) if the proceeds are to be made payable to someone other than the account's owner(s); (iv) any redemption transmitted by federal wire transfer to your bank; and (v) if a change of address request has been received by the Fund or the Transfer Agent within the last 15 days. In addition, signature guarantees are required for all redemptions of $25,000 or more from any investor account.

     Signature guarantees are designed to protect both you and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.

BY TELEPHONE:

     Shares  of the Fund  may  also be sold by  calling  the  Transfer  Agent at
(888)-214-1360. In order to utilize this procedure for telephone redemption, an investor must have previously elected this procedure in writing, which election will be reflected in the records of the Transfer Agent, and the redemption proceeds must be mailed directly to the investor or transmitted to the investor's predesignated account at a domestic bank. To change the designated account, send a written request with signature(s) guaranteed to the Transfer Agent. To change the address, call the Transfer Agent at (888)-214-1360 or send a written request with signature(s) guaranteed to the Transfer Agent. Any written redemption requests received within 15 days after an address change made by telephone must be accompanied by a signature guarantee and no telephone redemptions will be allowed within 15 days of such a change. The Fund reserves the right to limit the number of telephone redemptions by an investor. Once made, telephone redemption requests may not be modified or canceled. The selling price of each share being redeemed will be the Fund's per share net asset value next calculated after receipt by the Transfer Agent of the telephone redemption request. There is currently no charge for telephone redemptions, although a charge may be imposed in the future.


     The Fund will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. See "Purchases by Telephone" for discussion of liability for telephone errors.

     During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If an investor is unable to contact the Transfer Agent by telephone, shares may also be redeemed by delivering the redemption request to the Transfer Agent by mail or overnight courier as previously described.

     The Fund reserves the right to modify or terminate this telephone redemption service at any time.


                      REDEMPTION AT THE OPTION OF THE FUND
--------------------------------------------------------------------------------

     The Fund reserves the right to redeem shares held in any account if the net asset value remains below $1,000 in order to relieve the Fund of the cost of maintaining very small accounts. Before such involuntary redemption, the Fund will give the investor 30 days written notice to bring the account up to $1,000 before any action is taken. This minimum balance requirement does not apply to qualified retirement plan accounts. The right of redemption shall not apply if the value of an investor's account drops below $1,000 as the result of market action.


                                  DISTRIBUTIONS
--------------------------------------------------------------------------------

     In general, distributions of the Fund's net investment income and net realized securities gains, if any, are declared and paid annually on or before December 31 of each year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code in a manner consistent with the provisions of the 1940 Act.


          THE OBJECTIVE OF THE FUND IS LONG-TERM CAPITAL GROWTH AND NOT
                    THE PRODUCTION OF INCOME DISTRIBUTIONS.
--------------------------------------------------------------------------------

     Distributions will be reinvested in additional Fund shares unless you elect to receive them in cash by notifying the Company in writing. Distributions of less than $10 and distributions on shares purchased within the last 15 days, however, will not be paid in cash and will be reinvested. You may elect to have distributions on shares held in qualified retirement plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.

     The Board of Directors may elect not to distribute capital gains in whole or in part to take advantage of loss carryovers.

     A distribution on shares of a Fund does not increase the value of your shares or your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the Fund on the sale of portfolio securities, and undistributed dividends and interest received, less Fund expenses. Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution.

                                      TAXES
--------------------------------------------------------------------------------

     The Fund intends to qualify under Subchapter M of the Internal Revenue Code, which means that to the extent its earnings and gains are distributed to investors in a timely manner it pays no income tax. Accordingly, the Fund intends to distribute to its shareholders substantially all of its net investment income and net realized gains.

     Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or more will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares. Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the Fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

     After the end of each calendar year, the Company will send you a Form 1099 notifying you of the federal income tax status of the distributions paid to you during the year.

     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, the Company is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the social security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application.

     Redemptions of shares of the Fund will be taxable transactions for federal income tax purposes and investors will generally recognize gain or loss in an amount equal to the difference between the basis of the shares redeemed and the amount received. Assuming that investors hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if investors have held such shares for a period of more than one year. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

     The foregoing tax discussion is only general in nature, and each investor is advised to consult his or her tax adviser for additional information.


                        DETERMINATION OF NET ASSET VALUE
--------------------------------------------------------------------------------

     The price investors pay when buying shares of the Fund, and the price investors receive when redeeming shares of the Fund, is the net asset value of the shares. A 5% sales charge is deducted upon purchases of shares. No charge is deducted upon a redemption (except for redemption proceeds sent by wire).

     The per share net asset value of the Fund is determined by dividing the total value of its net assets (meaning its assets less its liabilities) by the total number of its shares outstanding at that time. The net asset value is determined as of the close of regular trading (currently 4:00 p.m. Eastern Standard Time) on the New York Stock Exchange on each day the New York Stock Exchange is open for trading. This determination is applicable to all transactions in shares of the Fund prior to that time and after the previous time as of which net asset value was determined. Accordingly, purchase orders accepted or shares tendered for redemption prior to the close of regular trading on a day the New York Stock Exchange is open for trading will be valued as of the close of trading, and purchase orders accepted or shares tendered for redemption after that time will be valued as of the close of the next trading day.

     Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at last sale price on the national securities market. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded over-the-counter are valued on the basis of closing bid prices. Debt securities (other than short-term instruments) are valued at prices furnished by a national pricing service, subject to review by the Adviser. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees.

                              PLAN OF DISTRIBUTION
--------------------------------------------------------------------------------

     The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), under which the Fund pays the Distributor a fee, which is accrued daily and payable monthly, at an annual rate of 0.25% of the Fund's average daily net assets. This fee is treated by the Fund as an expense in the year it is accrued.

     Amounts paid under the Plan are paid to the Distributor for services provided and the expenses borne by the Distributor and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to account executives and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan to compensate other Selected Broker-Dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

     At any given time, the expenses in distributing shares of the Fund may be greater than or less than the total of (i) the payments made by the Fund pursuant to the Plan, and (ii) the proceeds of contingent deferred sales charges paid by investors upon the purchase of shares.

     Because there is no requirement under the Plan that the Distributor be reimbursed for all distribution expenses or any requirement that the Plan be continued from year to year, excess amount, if any, does not constitute a liability of the Fund. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan, and the proceeds of sales charges paid by investors upon purchase of shares, if for any reason the Plan is terminated the Trustees will consider at that time the manner in which to treat such expenses.

                               CAPITAL STRUCTURE
--------------------------------------------------------------------------------

     The Trust is a diversified open-end management investment company registered under the 1940 Act and organized as an Ohio business trust. The Trust is organized as a series fund which permits it to issue its authorized capital stock in one or more funds, each such fund representing a separate investment portfolio. The Trust currently consists of the one diversified equity fund, the Delta Micro Cap Growth Fund, described in this Prospectus.

     The Trust is authorized to issue an indefinite number of shares of the Fund. The Board of Trustees may, in its discretion, create additional funds within the Trust. Each share outstanding entitles the holder to one vote. The Trust's Declaration of Trust does not require that meetings of shareholders be held annually. However, special meetings of shareholders may be called for purposes such as electing or removing trustees, changing fundamental policies or approving investment advisory contracts. Shares have no preemptive, cumulative voting, subscription or conversion rights, and can be issued as full or fractional shares. A fractional share has the same kind of rights and privileges as a full share on a pro rata basis.

PERFORMANCE  ADVERTISING

     The Fund may provide from time to time in advertisements, reports to investors and other communications with investors its cumulative total return or average annual total return. Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced a Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

     The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than
those   specified  for  average  annual  total  return.

     In reports or other communications to investors and in advertising material, the Fund may also compare their performance to other mutual funds with similar investment objectives and to the industry as a whole, as quoted by ranking services and publications that monitor or report on the performance of mutual funds (such as Lipper Analytical Services, Inc.). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index, the S&P Mid-Cap Index, the NASDAQ Composite Index, the Dow Jones Industrial Average, Russell 2000 Index, Russell 1000 Index, Wilshire Top 750 Index and Wilshire Next 1750 Index. Further information on performance measurement may be found in the SAI.

     All performance information advertised by the Fund is historical in nature and is not intended to represent or guarantee future results. The value of shares when redeemed may be more or less than their original cost.

                               DELTA MUTUAL FUNDS

                           DELTA MICRO CAP GROWTH FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 June 6, 1997



         This Statement of Additional Information is meant to be read in conjunction with the Prospectus dated June ___, 1997 concerning the Delta Micro Cap Growth Fund ("Fund"), a series of the Delta Mutual Funds (the "Trust"), and is incorporated by reference in its entirety into the Prospectus. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of this Fund should be made solely upon the information contained herein. Copies of the Prospectus for the Fund may be obtained by writing to the Fund at 24 West Carver Street, Huntington, New York 11743 or by calling (888) 295-8330. Capitalized terms used but not defined herein have the same meanings as in the Prospectus.


                                TABLE OF CONTENTS


                               GENERAL INFORMATION

         The Trust is a registered open-end management investment company organized as an Ohio business trust on June ___, 1997. The Trust is authorized to issue separate series of shares of common stock representing interests in separate investment portfolios. This Statement of Additional Information pertains to the Delta Micro Cap Growth Fund ("Fund").

         Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares of the Fund so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. No shareholder is liable to further calls or to assessment by the Fund without his express consent.

                        INVESTMENT OBJECTIVE AND POLICIES

         Delta Mutual Funds ("Trust") was organized as an Ohio business trust on May 20, 1997. The Trust is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Delta Micro Cap Growth Fund ("Fund") is a diversified mutual fund series of the Trust. The Trust does not presently intend to offer any other series but may do so in the future. This section takes a closer look at the Fund's investment objectives, policies and the securities in which it invests. If you have any inquiries about investing in the Funds, please call the Trust at 888-295-8330, or write to American Data Services, Inc., 24 West Carver Street, Huntington, New York 11743.

         The Fund's investment objective is capital appreciation through long-term growth. The Fund pursues its objective by investing, under normal market conditions, at least 80% of its total assets in equity securities of companies with market capitalizations of less than $100 million at the time of purchase ("micro cap companies"). Such securities are common stock, preferred stock, warrants, options and convertible debt securities.

         Although micro cap companies have potential for rapid growth, investments in micro cap companies often involve greater risks than investments in larger, more established companies. Micro cap companies may have shorter operating histories, a relative lack of management experience, financial resources and product diversification, and less market liquidity than larger companies. The securities of micro cap companies are, in many cases, traded only over-the-counter or on regional securities exchanges, and the frequency and volume of their trading are substantially less than is typical of larger companies. For these reasons, securities of micro cap companies may be subject to greater and more abrupt price fluctuations. The Adviser's research skills and ability to select securities for the Fund are very important because the securities of micro cap companies are not followed as closely as large company stocks. Investors in the Fund should consider their holdings to be long-term investments, given the risks associated with equity investing, especially in stocks of micro cap companies.

         The Adviser's portfolio managers will generally utilize the following analytical approach. Phase I consists of identifying "micro cap" public companies which generally have the following characteristics:

         - a specified stock price to sales ratio in conjunction with appropriate gross margins

         -        a 1.5 ratio of current assets to current liabilities

         -        limited potential dilution issuance of securities

         -        a specified stock price to book value

         The Adviser's portfolio managers will also look at the price-earnings ratio, realizing that many "micro cap" companies are not yet profitable. Current profitability is not a prerequisite for a Fund investment, but in those cases where a company is not yet profitable, the Adviser will consider stable or increasing sales growth coupled with appropriate gross margins.

         Once a potential investment satisfies Phase I of the Adviser's analytical approach, its data is then inserted into a model developed by the Adviser in an attempt to determine what the stock price will be in two to three years. The Adviser prefers market niche leaders where it is difficult or uneconomical for much larger companies to compete, or companies that are unique in their technology, approach to the market, ability to provide technological solutions to long-established problems, licensing or patent protection or some other unique aspect. It will also compare the stock price to other public companies in the same industry sector and the level of trading liquidity of the securities to be purchased. The Adviser's portfolio managers will also use technical analysis to determine the timing of proposed purchase and sale of investments by the Fund.

         The Fund generally invests in micro cap companies its portfolio manager considers to be well-managed and to have potential for exceptional growth. So long as a sufficient number of equity securities of such companies are available, the Fund intends to stay fully invested in these securities regardless of the movement of stock prices generally. In most circumstances, the Fund's actual level of cash and cash equivalents will fluctuate between 0% and 10% of total assets with 90% to 100% of its assets committed to equity and equity equivalent investments. The Fund may invest from time to time a portion of its assets, not to exceed 20% at the time of purchase, in companies with market capitalizations greater than $100 million. The Fund does not intend to effect any short sales or futures transactions.

         The Fund may also invest up to 5% of its net assets in convertible securities rated below investment grade by Standard & Poor's Ratings Services ("S&P") or Moody's Investors Service, Inc. ("Moody's")(commonly referred to as junk bonds or lower-rated securities) or unrated securities deemed to be below investment grade by the Adviser. The Fund does not intend to invest in securities rated below "B" by S&P or Moody's, or the equivalent. Securities rated below investment grade are deemed to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk exposure to adverse conditions. See the Statement of Additional Information for a discussion of the risks associated with these lower-rated securities and for a description of corporate bond ratings by S&P and Moody's.

         For temporary defensive purposes during anticipated periods of general market decline or to receive a return on idle cash, the Fund may invest a portion of its net assets in money market instruments, including securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements secured thereby, as well as bank certificates of deposit and banker's acceptances issued by banks having net assets of at least $1 billion as of the end of their most recent fiscal year, high-grade commercial paper, and other high quality long-term and short-term debt instruments. Under normal circumstances, the Fund will not invest more than 10% of its total assets in short-term instruments to meet cash flow needs, pending investments or for temporary defensive purposes. See "Other Investment Practices and Risk Factors."

         SHORT-TERM INSTRUMENTS. As described in the Prospectus, the Fund may invest from time to time in "short-term instruments," a term that includes, among other things, U.S. bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less. However, the Fund intends to stay fully invested and therefore investments in short-term instruments are expected to represent normally less than 10% of the Fund's net assets.

         Bank obligations include bankers' acceptances, negotiable certificates of deposit and nonnegotiable time deposits. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. Investments by the Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by Standard & Poor's, Moody's or similar rating by another nationally recognized rating agency. In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the Fund as previously described.

         U.S. GOVERNMENT OBLIGATIONS. Examples of the types of U.S. Government obligations that may be acquired by the Fund include U.S. Treasury bonds, notes and bills and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States Small Business
Administration, Government National Mortgage Association, Federal National Mortgage Association, General Services Administration, Student Loan Marketing Association, Federal Home Loan Mortgage Corporation, and Resolution Trust Corp.

         CONVERTIBLE SECURITIES. The Fund may hold convertible securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. The prices of convertible securities are sensitive to changes in interest rates and, thus, an increase in interest rates can have an adverse effect on the market price of convertible securities notwithstanding other factors, such as the earnings of the company which would impact favorably on the trading prices for these securities. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

         The Fund may invest a portion of its respective assets (less than 5% of total assets) in convertible debt securities that are rated below investment grade. See "Preferred Stock and Corporate
Bond Ratings"

         WARRANTS. The Fund may invest in warrants. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. They have no voting rights, pay no dividends and have no rights with respect to the assets of the company issuing them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

         UNSEASONED COMPANIES. Securities of unseasoned companies, that is, companies with less than three years of continuous operation, which present risks considerably greater than do common stocks of more established companies, may be acquired from time to time by the Fund when the Adviser believes such investments offer possibilities of attractive capital appreciation.

                             INVESTMENT LIMITATIONS

         The Fund is subject to the investment limitations enumerated below which may be changed only by a vote of the holders of a majority of a Fund's outstanding shares (as defined under "Miscellaneous" below).

The Fund may not:

         1.       With respect to 75% of the Fund's total assets, invest
                  more than 5% of the fair market value of its assets in securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

         2. Invest more than 25% of its total assets, based on current market value at the time of purchase, in securities of issuers conducting their principal business activity in the same industry (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

         3. Invest in a company to get control or manage it or, with respect to 75% of the Fund's total assets, purchase more than 10% of the outstanding voting securities of an issuer.

         4. Purchase or sell real estate except that the Fund may purchase securities of issuers which deal in real estate (including real estate investment trusts) and may purchase securities which are secured by interests in real estate.

         5. Act as an underwriter of securities within the meaning of the Securities Act of 1933, except insofar as the Fund may be deemed an underwriter under the Securities Act in distributing its securities, although it may invest in companies engaged in such businesses.

         6. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment objective, purchase publicly traded securities of companies engaging in whole or in part in such activities.

         7. Purchase the security of any issuer where the security is in the portfolio of any of the Arista group of mutual funds.

         8. Make loans, except that it may (a) acquire publicly distributed bonds, debentures, notes and other debt securities.

         9. Borrow money or issue senior securities (as defined in the 1940 Act), except that the Fund may purchase securities on margin and borrow from banks for temporary purposes in amounts up to one-third of the value of the total assets at the time of such borrowing.

         10. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or one-third of the value of the Fund's total assets at the time of such borrowing. Securities held in segregated accounts in connection with the Fund's investment practices described in this Statement of Additional Information or in the Prospectus are not deemed to be pledged for purposes of this limitation. If due to market fluctuations or other reasons, the total assets of the Fund fall below 300% of its borrowings, the Fund will reduce its borrowings in accordance with the 1940 Act.

         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation.

         In accordance with the following non-fundamental policies, which may be changed without investor approval, the Fund may not:

         1. Invest more than 5% of its total assets in preferred stock, convertible securities and warrants.

         2.       Engage in short sales or futures transactions.

         3.       Invest in securities of foreign issuers (including ADRs).

         4. Invest 5% or more of its total assets in debt securities rated below "investment grade."

         5. Lend its securities or enter into reverse repurchase agreements.

         6.       Purchase restricted securities.

         7. Invest in other investment companies other than money market funds.

         8.       Write uncovered or naked options.

LEVERAGE THROUGH BORROWING

         The Fund may borrow money from banks and use the borrowed money principally to purchase additional securities. This technique may be used in order to increase the amount of money available to the Fund for investment in securities believed to have appreciation potential and to increase the amount of money available to secure short positions. So that the Fund does not have to have specific securities which it sells released from pledge by a lender, all of the Fund's assets may be pledged as collateral for such borrowings. The Fund may only borrow money from banks.

         Any investment gains made on the borrowed money in excess of interest paid will cause the per share net asset value of the Fund to rise faster than would otherwise be the case. On the other hand, if the investment performance of the securities purchased with the additional monies fails to cover the interest cost to the Fund, the net asset value of the Fund will decrease faster than would otherwise be the case.

         The amount of money the Fund may borrow is limited by the Investment Company Act of 1940. Immediately after such borrowing, the total amount borrowed may not exceed 331/3% of the value of the Fund's assets (including the amount of such borrowings), less its liabilities (not including any borrowings, but including the fair market value at the time of computation of any securities with respect to which there are open short positions). If for any reason, including market fluctuations, the value of the Fund's assets falls below the coverage requirement of the statute, the Fund will, within three business days, reduce its borrowings to the extent necessary to again comply with the 331/3% test. To do this, the Fund may have to sell a portion of its investments at a time when it may be disadvantageous to do so. The use of leveraging, to a material extent, will significantly increase the level of risk of an investment in the Fund.

PORTFOLIO TURNOVER

         The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period. The calculation excludes all securities whose maturity dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and other factors. Portfolio turnover will not be a limiting factor in making portfolio decisions, and the Fund may engage in short-term trading to achieve its investment objective.

MANAGEMENT OF THE COMPANY

TRUSTEES AND OFFICERS

         The Directors and officers of the Fund, their addresses, principal occupations during the past five years and other affiliations are as follows:


         Name                                Title
         ----                                -----
         John Figliolini*                    President and Trustee

         Oleg Batratchenko*                  Executive Vice
                                             President/Trustee

         Anatoly E. Kambolin                 Trustee

         Carmine A. Chiappetta               Trustee

         Henry Shapiro                       Trustee

         Michael Miola                       Vice President

         Michelle LoCascio                   Secretary

         Michael Miola                       Treasurer

*Denotes Trustees who are "interested persons" of the Fund as defined in the 1940 Act.

         The principal occupations of the Trustees and executive officers of the Fund during the past five years are set forth below:

John Figliolini, 551 Fifth Avenue, Suite 605, New York, NY 10017, is President of Utopia Capital Management Corporation ("Adviser"). He is President of Berkshire International Finance, Inc., an investment banking firm. He is Vice President of Berkshire Capital Management Group, Ltd., a Swiss-based fund manager. He is also President of Fifth Avenue Research and Advisory Group, Inc., an investment research company. He is also President of European Equity Partners, Inc., the Fund's distributor. Prior to August 1992, he was a principal of Berkshire Securities, Inc., an investment banking firm.

Oleg Batratchenko, 551 Fifth Avenue, Suite 605, New York, NY 10017, is the Executive Vice President and a portfolio manager of the Adviser. He is a registered representative with European Equity Partners, Inc., the Fund's distributer. He is Vice President of Research for Berkshire International Finance, Inc., an investment banking firm. He is Senior Vice President of Fifth Avenue Research and Advisory Group, Inc., an investment research firm. Prior to January 1995 he was a broker trainee at Rickel & Associates, Inc., and South Richmond Securities, Inc., both brokerage firms. Prior to November 1994, he was a research analyst with Safian Investment Research, Inc., a money management and investment research firm. Prior to November 1994, he was a free-lance translator with Corporate Language Services, a translation agency. Prior to November 1993 he was a performance analyst with Neuberger & Berman,

Inc., an investment management firm. Prior to May 1993, he was a project manager for MR International, Inc., an international trading company. Prior to December 1992, he was a telemarketer for PageNet, Inc., a paging services company.

Anatoly E. Kambolin, 488 Madison Avenue, Suite 1505, New York, NY 10022, has been the President of Taj-Amer, Inc., which acts as a consultant to construction projects for joint ventures in Russia since January 1, 1992. In addition, Taj-Amer, Inc. is in the business of acting as a consultant to American companies seeking to do business in what was formerly the Soviet Union and representing Russian companies and organizations in the United States. Mr. Kambolin graduated from the Moscow Auto Mechanical Institute with a degree in mechanical engineering. He received a graduate degree in Economics and International Trade from the All-Union Academy for Foreign Trade. He is the father of Peter Kambolin, a portfolio manager with the Adviser.

Carmine Chiappetta, 480 Pine Acres Boulevard, Brightwaters, NY 11718, manages his own accounting firm specializing in taxes. Prior to March 1996, he was a tax accountant for United States Trust Company of New York, Tucker Anthony & R.L. Day and Morgan Stanley & Co., Inc.

Henry Shapiro, 301 Ocean View Avenue, Brooklyn, NY 11235, has been a registered investment adviser since March 1993. From March 1993 to March 1995, he was a real estate and mortgage broker, and a certified real estate appraiser. For the five years prior thereto, he managed Shapiro & Co., a real estate and mortgage broker, in Fort Lauderdale, Florida. Mr. Shapiro is a regular contributor to Radio Free Europe/Radio Liberty and was a regular contributor of financial articles to ITAR-TASS, the Russian State News Agency. Mr. Shapiro also had a regular financial column for NRS, a Russian daily newspaper, and appeared regularly on the Russian Television Network.

Michael Miola, 24 West Carver Street, Huntington, New York 11743, is Vice President and Treasurer of Delta Micro Cap Growth Fund. Since 1984, Mr. Miola has been the President of American Data Services ("American Data"). American Data is acting as the Fund's Administrator, Transfer, Dividend and Disbursing Agent and Accounting Services Manager. Mr. Miola has specialized in serving the investment company industry since 1974. As a senior staff member of Coopers & Lybrand, he designed and implemented that firm's audit approach and working paper documentation model. During his tenure, he was called upon to write portions of the AICPA's Investment Company Audit Guide. Mr. Miola serves as a consultant to many mutual fund groups, designing accounting processes for new and complex financial transactions. Mr. Miola is a Certified Public Accountant, a member of the American Institute of Certified Public Accountants, and the New York Society of

Certified Public Accountants. Mr. Miola graduated magna cum laude from Fordham University's College of Business Administration, with a Bachelor of Science Degree.

Michelle LoCascio, 24 West Carver Street, Huntington, New York 11743, is Corporate Secretary of Delta Micro Cap Growth Fund. Ms. LoCascio has been the Registration Compliance Officer of American Data from 1995 to the present. During the ten years prior thereto, Ms. LoCascio worked in both the Fund Accounting and Stock Transfer Departments, where she attained the title of Senior Administrator in each Department. She is responsible for the filing of all state registrations for all funds administered by American Data.

         Officers and Trustees who are "interested persons" of the Fund receive no compensation from the Fund for serving in such capacities. Each non-interested Trustee receives an annual fee of $5,000, a $500 per meeting attendance fee and reimbursement of expenses incurred as a Trustee.

THE ADVISER

         Utopia Capital Management Corporation is the Investment Adviser to the Fund. The Adviser was organized as a New York corporation in January 1997 and is a registered investment adviser. The equity interests of the Adviser are owned 100% by John Figliolini.

         The Adviser provides the Fund with overall investment advisory services pursuant to the Agreement. Subject to such policies as the Board of Trustees may determine the Adviser makes investment decisions on behalf of the Fund, makes available research and statistical data in connection therewith, and supervises the acquisition and disposition of investments by the Fund, including the selection of broker-dealers to carry out portfolio transactions.


         The Agreement will remain in effect until June 10, 1999, with respect to the Fund and continue thereafter from year to year, as long as it is approved at least annually by the Board of Trustees or by a vote of the outstanding voting securities of the Fund and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party (the "Independent Trustees"). The Agreement terminates automatically if it is assigned and may be terminated without penalty by either party on 60 days notice. The Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Agreement.

DISTRIBUTOR

         As discussed in the Prospectus, shares of the Fund are distributed by European Equity Partners, Inc. (the "Distributor"). The Distributor may enter into agreements to sell shares of the Fund with selected dealers ("Selected Broker-Dealers"). The Distributor, a Connecticut corporation, is wholly-owned by John Figliolini, the President of the Fund and the Adviser. The Trustees, including a majority of the Trustees who are not, and were not at the time they voted, interested persons of the Fund, as defined in the Act (the "Independent Directors"), approved, at their meeting held on June 10, 1997, a Distribution Agreement (the "Distribution Agreement") appointing the Distributor exclusive distributor of the Fund's shares and providing for the Distributor to bear distribution expenses not borne by the Fund. By its terms, the Distribution Agreement continues until June 10, 1999, and provides that it will remain in effect from year to year thereafter if approved by the Board.

PLAN OF DISTRIBUTION

         To compensate the Distributor for the services it or any selected dealer provides and for the expenses it bears under the Distribution Agreement, the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Act (the "Plan") pursuant to which the Fund pays the Distributor compensation accrued daily and payable monthly at the annual rate of 0.25% of the Fund's average daily net assets. The Distributor receives the proceeds of the sales charges, which are separate and apart from payments made pursuant to the Plan.

         The Plan has been adopted by a vote of the Trustees of the Fund, including the vote of a majority of the Trustees of the Fund who are not "interested persons" of the Fund (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan (the "Independent 12b-1 Trustees"). In making their decision to adopt the Plan, the Trustees requested from the Distributor and received such information as they deemed necessary to make an informed determination as to whether or not adoption of the Plan was in the best interests of the shareholders of the Fund. After due consideration of the information received, the Trustees, including the Independent 12b-1 Trustees, determined that adoption of the Plan would benefit the shareholders of the Fund.

         Under its terms, the Plan continues in effect until from year to year, provided such continuance is approved annually by a vote of the Trustees in the manner described above. Under the Plan and as required by Rule 12b-1, the Trustees will receive and review promptly after the end of each fiscal quarter a written report provided by the Distributor of the amounts expended by the

Distributor under the Plan and the purpose for which such expenditures were made.

         Pursuant to the Plan and as required by Rule 12b-1, the Trustees will receive and review promptly after the end of each calendar quarter a written report provided by the Distributor of the amounts expended by the Distributor under the Plan and the purpose for which such expenditures were made.

         At any given time, the expenses in distributing shares of the Fund may be more or less than the total of (i) the payments made by the Fund pursuant to the Plan and (ii) the proceeds of sales charges paid by investors upon purchase of shares. Because there is no requirement under the Plan that the Distributor be reimbursed for all expenses or any requirements that the Plan by continued from year to year, this excess amount does not constitute a liability of the Fund.

         Mr. Figliolini and Mr. Batratchenko may be deemed to have an interest in the operation of the Plan or as a result of receiving a portion of the amounts expended thereunder by the Fund.

         The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the Fund, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent 12b-1 Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Act). So long as the Plan is in effect, the election and nomination of Independent Trustees shall be committed to the discretion of the Independent Trustees.

                                 NET ASSET VALUE

         The net asset value per share of the Fund is calculated by adding the value of all portfolio securities and other assets belonging to the Fund, subtracting the liabilities charged to the Fund, and dividing the result by the number of outstanding shares of the Fund.

         Net asset value calculations are made as of the close of trading each day that the New York Stock Exchange is open for business, every weekday, Monday through Friday, except on the following customary national business holidays which result in the closing of the New York Stock Exchange (New Year's Day, Washington's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas); or days when no security is tendered for redemption from and no customer purchase order is received.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares of the Fund for which a redemption order is received in proper form by the Transfer Agent before close of the Exchange (currently 4:00 p.m. Eastern Standard Time) on a business day will be as of the determination of net asset value on that day. Orders for a redemption received on a day after the close of the Exchange or on a non-business day will be priced as of the determination of net asset value on the next day on which shares of the Fund are priced. If an investor requests that redemption proceeds be paid by federal funds wire, the proceeds will be wired to a correspondent member bank if the investor's designated bank is not a member of the Federal Reserve System.

         Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the Securities and Exchange Commission ("SEC"); (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC. The Fund may also suspend or postpone the recording of the transfer of its shares upon the occurrence of any of the foregoing conditions.

         The Funds may redeem an account involuntarily, upon 30 days notice, if a redemption causes the account's net asset value to fall below $1,000. The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of an investor to make full payment for shares purchased by the Shareholder or to collect any charge relating to a transaction effected for the benefit of an investor which is applicable to Fund shares as provided in the Prospectus from time to time.

         Special Procedures for In-Kind Securities Payments. Payment for shares of the Fund may, in the discretion of the Fund, be made in the form of securities that are permissible investments for the Fund as described in the Prospectus. In connection with an in-kind securities payment, the Fund will require, among other things, that the investor making the contribution of securities be a tax-exempt entity; that the securities be valued on the day of purchase in accordance with the pricing methods used by the Fund; that the Fund receive satisfactory assurances that it will have good and marketable title to the securities received by it; that the securities be in proper form for transfer to the Fund; that adequate information be provided to the Fund concerning the basis and other tax matters relating to the securities; and that the amount of the purchase be at least $1,000,000. The Fund will consider accepting securities as consideration for shares only if such securities meet the investment objectives and policies of the Fund and otherwise are deemed by the Adviser to be suitable and appropriate for the Fund, are acquired for investment and not for resale (although the Fund may sell such securities in response to market conditions), are liquid and have a value which is readily ascertainable.

         Investors should consult their own tax advisers before contributing securities to the Fund because of possible adverse tax consequences resulting from such contributions. See "Additional Information Concerning Taxes."

                             PORTFOLIO TRANSACTIONS

         Subject to the general supervision of the Board of Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Fund.

         Transactions on national or regional stock exchanges involve the payment of negotiated brokerage commissions. On exchanges on which commissions are negotiated, the cost of transactions may vary among different brokers. Transactions in the over-the-counter market are generally principal transactions with dealers and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser will normally deal directly with dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere or as described below.

         The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be in the Fund's interests.

         In executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, size of order, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commissions and dealer spreads, if any, both for the specific transaction and on a continuing basis. While the Adviser seeks reasonably competitive rates, it does not necessarily pay the lowest commission or spreads available. Transactions in micro cap companies in which the Fund invests may involve specialized services on the part of the broker and thereby entail higher commissions or spreads than would be paid in transactions involving more widely traded securities. Allocation of transactions, including their frequency, to various broker-dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. Subject to this primary consideration, the Adviser may also consider the provision of supplemental research services in the selection of broker-dealers to execute portfolio transactions. The Adviser is authorized to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission that which might be charged by another broker-dealer for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Adviser to the Fund. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond and government securities markets and the economy.

         Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Adviser and does not reduce the advisory fees payable to it by the Fund. The Trustees will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund.

         Portfolio securities will not be purchased from or sold to the Adviser, or an affiliated person (as such term is defined in the 1940 Act) of that Trust or the Adviser, acting as principal.

         The Fund will not acquire any securities of an issuer for which the Adviser or any affiliate of the Adviser is acting as an agent in the placement of such issuer's securities. This restriction is imposed to eliminate any potential conflict of interest between the Fund and Berkshire International Finance, Inc. ("BIF"), which acts as an investment consultant for such issuers for which BIF receives a fee. BIF also acts as a consultant to the "Arista group" of mutual funds based in the Cayman Islands, whose shareholders are non-residents of the United States. The Fund will not acquire any securities of an issuer which any of the Arista group of funds has a position in such issuer (except for money market instruments or US government obligations).

                     ADDITIONAL INFORMATION CONCERNING TAXES

         The following is only a summary of certain additional tax considerations generally affecting the Fund and its investors that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or its investors, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are advised to consult their tax advisers with specific reference to their own tax situations.

         A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income with respect to each calendar year to avoid liability for this excise tax.

         Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of the Company's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities which have income tax laws, the treatment of the Fund and its investors under such laws may differ from their treatment under federal income tax laws.

         If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its investors). In such event, dividend distributions would be taxable as ordinary income to investors to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction in the case of corporate investors.

         The Fund will designate any distribution of the excess of net long-term capital gain over net short-term capital loss as a capital gain dividend in a written notice mailed to investors after the close of a Fund's taxable year.

         Investors who contribute securities as payment for an investment in the Fund should be aware that generally the contribution will result in gain or loss pursuant to Section 351(e)(1) of the Code, in an amount equal to the difference between the fair market value of the securities at time of contribution and the investor's tax basis in the securities.

         The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of

Additional Information; such laws and regulations may be changed by legislative or administrative action.

                                    CUSTODIAN

         Star Bank, N.A. 425 Walnut Street, Cincinnati, Ohio 45202, has been retained to act as Custodian for the Fund's investments. Star Bank, N.A. acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds as instructed and maintains records in connection with its duties.

                          AMERICAN DATA SERVICES, INC.

         The Trust's transfer agent, American Data Services, Inc. ("American Data"), maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. American Data receives from the Fund for its services as transfer agent a fee payable monthly at an annual rate of $9 per account, provided, however, that the minimum fee received is $900 per month. In addition, the Fund pays out-of-pocket expenses, including, but not limited to, postage, envelopes, checks, drafts, forms, reports, record storage and communication lines.

         American Data also provides accounting and pricing services to the Fund. For calculating daily net asset value per share and maintaining such books and records as are necessary to enable American Data to perform its duties, the Fund pays American Data a minimum fee of $1,200 per month, which can be increased to a maximum of $1,700 per month depending on the level of net assets under management. In addition, the Fund pays all costs of external pricing services.

         American Data also provides administrative services to the Fund. In this capacity, American Data supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services. American Data supervises the preparation of tax returns, reports to shareholders of the fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For the performance of these administrative services, the Fund pays American Data a fee at the annual rate of
 .015% of the average value of its daily net assets provided, however, that the minimum fee schedule of $1,300 per month for funds under $10,000,000; $1,600 per month for funds between $10,000,000 and $20,000,000 and $2,000 per month in funds over $20,000,000.

                             INDEPENDENT ACCOUNTANTS

         McCurdy & Associates CPAs, Inc., the Company's independent accountants, serve as auditors for the Company.

                                     COUNSEL

         Hecht & Steckman, P.C., New York, New York, serves as counsel to the Company and the independent trustees. As to matters of Ohio law, Hecht & Steckman may rely on the legal opinion of John Splain, Ohio counsel.

                      ADDITIONAL INFORMATION ON PERFORMANCE

         From time to time, the total return of the Micro Cap Fund may be quoted in advertisements, reports to investors or other communications to investors.

TOTAL RETURN CALCULATIONS.

         The Fund computes "average annual total return" by determining the average annual compounded rates of return during specified periods that equate the initial amount invested in a particular series to the ending redeemable value of such investment in the series. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portfolio hereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:


                                 n
                           P(1+T) = ERV

                           Where:

                           P =     hypothetical initial payment of $1,000

                           T =     average annual total return.

                           n =     period covered by the computation,
                                   expressed in terms of years.

                           ERV  =  ending redeemable value at the end
                                   of  the   period   covered   by  the
                                   computation of a hypothetical $1,000
                                   payment made at the beginning of the
                                   period.


         The calculations of average annual total returns assume the deduction of the maximum initial sales charge applicable to the Fund and the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV") is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

         The Fund may also advertise total return (a "nonstandardized quotation") which is calculated differently from average annual total return. A nonstandardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also indicate average annual compounded rates of return over periods other than those specified for average annual total return. A nonstandardized quotation of total return will always be accompanied by the Fund's average annual total return as described above.

         The Fund may also from time to time include discussions or illustrations of the effect of compounding in advertisements. "Compounding" refers to the fact that, if dividends or other distributions on a series' investment are reinvested by being paid in additional shares of that series, any future income or capital appreciation of the Fund would increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of a Fund investment would increase more quickly than if dividends or other distribution had been paid in cash. The Fund may also include discussions or illustrations of the potential investment goals of a prospective investor, investment management techniques, policies or investment suitability of the Fund, economic conditions, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements or communications to investors may summarize the substance of information contained in investor reports (including the investment composition of the Fund), as well as the views of the Adviser as to market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. The Fund may also include in advertisements, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to stocks, bonds, treasury bills and shares of the Fund. In addition, advertisement or investor communications may include a discussion of certain attributes or benefits to be derived by an investment in the Fund. Such advertisements or communications may include symbols, headlines or other materials which highlight or summarize the information discussed in more detail therein. The total returns of the Fund may be compared to the following indices:

                  S&P 500 Index, an Index of 500 selected common stocks most of which are listed on the New York Stock Exchange.

                  Nasdaq Composite Index, an Index of unmanaged groups of common stock of domestic companies that are quoted on the National Association of Securities Quotation System.

                  Dow Jones Industrial Average, a recognized unmanaged Index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

                  Wilshire Top 750 Index, an Index of all domestic equity issues which are traded over the national exchanges.

                  Any other recognized index of equity securities comparable to the composition of the Fund's investment portfolios, including the S&P Mid-Cap Index, Russell 2000 Index, Russell 1000 Index and Wilshire Next 1750 Index.

                                  MISCELLANEOUS

         As used in this Statement of Additional Information and in the Prospectus, a majority of the outstanding shares of the Fund, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the lesser of (1) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of or Fund.

         The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the securities offered by the Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information pursuant to the rules and regulations of the Securities and Exchange Commission. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the Securities and Exchange Commission in Washington, D.C. or via the Commission's worldwide web site (http://www.sec.gov).

         Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information for a part, each such statement being qualified in all respects by such reference.

                            COMMERCIAL PAPER RATINGS

RATINGS BY MOODY'S

         Moody's commercial paper ratings are opinions of the ability to repay punctually promissory obligations. Moody's employs the following three category designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1 - highest quality; Prime 2 - higher quality; Prime 3 - high quality.

RATINGS BY STANDARD & POOR'S

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating category, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1," "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A+ designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation A-3 have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                   CORPORATE BOND AND PREFERRED STOCK RATINGS

MOODY'S INVESTORS SERVICE, INC. - BOND RATING

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower that the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

         A - Bonds which are rated to possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

MOODY'S PREFERRED STOCK RATINGS

         aaa - An issue which is rated aaa is considered to be a topquality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

         aa - An issue which is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

         a - An issue which is rated a is considered to be an uppermedium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

         baa - An issue which is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

         ba - An issue which is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

         b - An issue which is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

STANDARD & POOR'S RATING SERVICES - BOND RATINGS

         AAA - Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

         BB and B - Bonds rated BB and B are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and B the higher degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

STANDARD & POOR'S RATING SERVICES - PREFERRED STOCK RATINGS

         AAA - This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

         AA - A preferred stock issue rated AA also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

         A - An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the diverse effects of changes in circumstances and economic conditions.

         BBB - An issue-rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

         BB and B - Preferred stock rated BB and B are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and B the highest degree of speculation. While such issued will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

RISK FACTORS OF LOWER-RATED SECURITIES

         Lower-rated debt securities (commonly called "junk bonds") may be subject to certain risk factors to which other securities are not subject to the same degree. An economic downturn tends to disrupt the market for lower-rated bonds and adversely affect their values. Such an economic downturn may be expected to result in increased price volatility of lower-rated bonds and of the value of the Fund's shares, and an increase in issuers' defaults on such bonds.

         Also, many issuers of lower-rated bonds are substantially leveraged, which may impair their ability to meet their obligations. In some cases, the securities in which the Fund invests are subordinated to the prior payment of senior indebtedness, thus potentially limiting the Fund's ability to recover full principal or to receive payments when senior securities are in default.

         The credit rating of a security does not necessarily address its market value risk. Also, ratings may, from time to time, be changed to reflect developments in the issuer's financial condition. Lower-rated securities held by the Fund have speculative characteristics which are apt to increase in number and significance with each lower rating category.

         When the secondary market for lower-rated bonds becomes increasingly illiquid, or in the absence of readily available market quotations for lower-rated bonds, the relative lack of reliable, objective data makes the responsibility of the Trustees to value such securities more difficult, and judgment plays a greater role in the valuation of portfolio securities. Also, increased illiquidity of the market for lower-rated bonds may affect the Fund's ability to dispose of portfolio securities at a desirable price.

         In addition, if the Fund experiences unexpected net redemptions, it could be forced to sell all or a portion of its lower-rated bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread, possibly reducing the Fund's rate of return. Also, prices of lower-rated bonds have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. Certain laws or regulations may have a material effect on the Fund's investments in lower-rated bonds.

                              FINANCIAL STATEMENTS

         The Statement of Assets and Liabilities, related notes and report of McCurdy & Associates CPAs, Inc., independent accountants, showing the initial capital contributed to the Company, are set forth below.

McCurdy                                                    27955 Clemens Road
& Associates                                               Westlake, Ohio 44145
CPA's, Inc.                                                Phone: (216) 836-8500
                                                           Fax: (216) 835-1093

CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To The Shareholders and Trustees
Delta Mutual Funds

We have audited the accompanying statement of assets and liabilities of Delta Mutual Funds (comprising, respectively, the Delta Micro Cap Growth Fund), as of May 22, 1997. This financial statement is the responsibility of the Company's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of assets and liabilities is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of assets and liabilities. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of assets and liabilities presentation. Our procedures included confirmation of cash held by the custodian as of May 22, 1997, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of assets and liabilities referred to above presents fairly, in all material respects, the financial position of the Delta Micro Cap Growth Fund constituting Delta Mutual Funds as of May 22, 1997, in conformity with generally accepted accounting principles.


/s/ McCurdy & Associates CPA's, Inc.
McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
May 22, 1997


                               DELTA MUTUAL FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 22, 1997



                                             Delta Micro Cap
                                              Growth Fund
                                             --------------

ASSETS:
  Cash in Bank                                 $100,000
                                               --------
    Total Assets                               $100,000
                                               --------
NET ASSETS                                     $100,000
                                               ========

NET ASSETS CONSIST OF:
  Capital Paid In                              $100,000
                                               ========

OUTSTANDING SHARES
  Unlimited Number of Shares
  Authorized Without par Value                   10,000

NET ASSET VALUE PER SHARE                           $10

OFFERING PRICE PER SHARE                            $10










                          See Accountants' Audit Report

                               DELTA MUTUAL FUNDS
                         NOTES TO FINANCIAL STATEMENTS


1.   ORGANIZATION
     Delta Mutual Funds is a registered open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated May 20, 1997. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Shares of one series have been authorized, which shares constitute the interests in Delta Micro Cap Growth.

     The Fund uses an independent administrator, transfer agent, custodian, and dividend paying agent. No transactions other than those relating to organizational matters and the sale of 10,000 shares of Delta Micro Cap Growth Fund have taken place to date.

2.   RELATED PARTY TRANSACTIONS
     The initial purchase of registrant's shares was made by Utopia Capital Management Corporation, the Fund's adviser (the "Adviser"). As a result of this purchase, the registrant may be controlled by the Adviser, and the registrant and the Adviser may be deemed to be under the common control of John Figliolini, who owns 100% of the equity interests of the Adviser.

     For its services, the Adviser receives a management fee from the Fund computed at the annual rate of 1.00% of the Fund's average daily net assets up to $100 million. The Agreement provides that the management fee is reduced at predetermined break points. THe management fee is reduced to 0.85% of the Fund's average daily net assets greater than $100million but less than or equal to $200million. The fee is further reduced to 0.70% of the Fund's daily net asset value greater than $200 million. The fee is paid monthly.

     The Adviser will voluntarily waive its fees and, if necessary, reimburse the Fund to the extent that operating expenses exceed 2.00% of the Fund's average daily net assets.

3.   CAPITAL STOCK AND DISTRIBUTION
     At May 22,1997, an unlimited number of shares were authorized and paid in capital amounted to $100,000 for Delta Micro Cap Growth Fund. Transactions in capital stock were as follows:


                                        Delta Micro Cap
                                          Growth Fund
                                        ---------------

               Shares Sold                   10,000

               Shares Redeemed                    0
                                             ------
               Net Increase                  10,000
                                             ======
               Share Outstanding:
                 Beginning of Period              0
                 End of Period               10,000


                                     PART C
                                OTHER INFORMATION

Item 24.   Financial Statements and Exhibits

(a)        Financial Statements

           None

(b)        Exhibits:

1.         Agreement and Declaration of Trust of Registrant

2.         None

3.         None

4.         Not Applicable

5.         Form of Investment Management Agreement between
           Registrant and Utopia Capital Management Corporation

6.(a)      Form of Distribution Agreement between Registrant and
           European Equity Partners, Inc.

6.(b)      Form of Selected Dealer Agreement

7.         None

8.(a) Form of Custodian Agreement between Registrant and Star Bank, N.A., apparently already filed

8.(b)      Form of Administrative Service Agreement between
           Registrant and American Data Services, Inc.

8.(c)      Form of Transfer Agency and Service Agreement between
           Registrant and American Data Services, Inc.

8.(d)      Form of Fund Accounting Service Agreement between
           Registrant and American Data Services, Inc.

9.         None

10.        Opinion of Hecht & Steckman, P.C.

11.        Consent of Independent Accountants

12.        None

13.        Investment Letter of Utopia Capital Management
           Corporation

14.        None

15.        Form of Rule 12b-1 Plan between Registrant and European
           Equity Partners, Inc.

16. Schedule for Computation of Performance Quotations - to be filed with first post-effective amendment

17.        Financial Data Schedule

18.        None

Other      Powers of Attorney



Item 25.   Persons Controlled by or Under Common Control with
           Registrant

           Prior to the effectiveness of this Registration Statement, the Registrant sold 10,000 of its shares of beneficial interest to Utopia Capital Management Corporation, a New York corporation.

Item 26.   Number of Holders of Securities

           (1)                                         (2)
                                                       Number of Record Holders
           Title of Class                              at March 24, 1997

           Shares of Beneficial Interest  1

Item 27.   Indemnification

           Reference is made to Article IV of the registrant's Declaration of Trust filed as Exhibit No. 1 to Registrant's Registration Statement with respect to the indemnification of Registrant's officers and directors, which is set forth below:

                                   ARTICLE VI

                    LIMITATION OF LIABILITY; INDEMNIFICATION
                    ----------------------------------------

                    Section 6.1 TRUSTEES, SHAREHOLDERS, ETC. NOT PERSONALLY LIABLE; NOTICE. All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Trust for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only by or for the Trust or the Trustees and not personally. Nothing in this Declaration of Trust shall protect any Trustee or officer against any liability to the Trust or the Shareholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee or of such officer.

           Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall give notice that this Declaration of Trust is on file with the Secretary of the State of Ohio and shall recite to the effect that the same was executed or made by or on behalf of the Trust or by them as Trustees or Trustee or as officers or officer and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually.

           Section 6.2 TRUSTEE'S GOOD FAITH ACTION; EXPERT ADVICE; NO BOND OR SURETY. The exercise by the Trustees of their powers and discretions hereunder shall be binding upon everyone interested. A Trustee shall be liable for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee, and for nothing else, and shall not be liable for errors of judgment or mistakes of fact or law. Subject to the foregoing, (a) the Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, consultant, adviser, administrator, distributor or principal underwriter, custodian or transfer, dividend disbursing, Shareholder servicing or accounting agent of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee;
           (b) the Trustees may take advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust and their duties as Trustees, and shall be under no liability for any act or omission in accordance with such advice or for failing to follow such advice; and (c) in discharging their duties, the Trustees, when acting in good faith, shall be entitled to rely upon the books of account of the Trust and upon written reports made to the Trustees by any officer appointed by them, any independent public accountant, and (with respect to the subject matter of the contract involved) any officer, partner or responsible employee of a Contracting Party appointed by the Trustees pursuant to Section 3.3. The Trustees as such shall not be required to give any bond or surety or any other security for the performance of their duties. Nothing stated herein is intended to detract from the protection accorded to Trustees by Ohio Revised Code Sections 1746.08 and 1701.59, as amended from time to time.

           Section 6.3 INDEMNIFICATION OF SHAREHOLDERS. In case any Shareholder or former Shareholder shall be charged or held to be personally liable for any obligation or liability of the Trust solely by reason of being or having been a Shareholder and not because of such Shareholder's acts or omissions or for some other reason, the Trust (upon proper and timely request by the Shareholder) shall assume the defense against such charge and satisfy any judgment thereon, and the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Trust estate to be held harmless from and indemnified against all loss and expense arising from such liability.

           Section 6.4 INDEMNIFICATION OF TRUSTEES, OFFICERS, ETC. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such

           Covered Person's office.

           Section 6.5 ADVANCES OF EXPENSES. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

           Section 6.6 INDEMNIFICATION NOT EXCLUSIVE, ETC. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

           Section 6.7 LIABILITY OF THIRD PERSONS DEALING WITH TRUSTEES. No person dealing with the Trustees shall be bound to make any inquiry concerning the validity of any transaction made or to be made by the Trustees or to see to the application of any payments made or property transferred to the Trust or upon its order.


Item 28.   Business and Other Connections of Investment Adviser

           See "Management of the Fund" in the Prospectus regarding the business of the investment adviser. The following information is given regarding officers of Utopia Capital Management Corporation. The principal address of the Delta Funds is 551 Fifth Avenue, Suite 605, New York, NY 10017.

           John Figliolini, 551 Fifth Avenue, Suite 605, New York, NY 10017, is President of Utopia Capital Management Corporation ("Adviser"). He is President of Berkshire International Finance, Inc., an investment banking firm. He is Vice President of Berkshire Capital Management Group, Ltd., a Swiss-based fund manager. He is also President of Fifth Avenue Research and Advisory Group, Inc., an investment research company. He is also President of European Equity Partners, Inc., the Fund's distributor. Prior to August 1992, he was a principal of Berkshire Securities, Inc., an investment banking firm.

           Oleg Batratchenko, 551 Fifth Avenue, Suite 605, New York, NY 10017, is the Executive Vice President and a portfolio manager of the
           Adviser. He is a registered representative with European Equity Partners, Inc., the Fund's distributer. He is Vice President of Research for Berkshire International Finance, Inc., an investment banking firm. He is Senior Vice President of Fifth Avenue Research and Advisory Group, Inc., an investment research firm. Prior to January 1995 he was a broker trainee at Rickel & Associates, Inc., and South Richmond Securities, Inc., both brokerage firms. Prior to November 1994, he was a research analyst with Safian Investment Research, Inc., a money management and investment research firm. Prior to November 1994, he was a free-lance translator with Corporate Language Services, a translation agency. Prior to November 1993 he was a performance analyst with Neuberger & Berman, Inc., an investment management firm. Prior to May 1993, he was a project manager for MR International, Inc., an international trading company. Prior to December 1992, he was a telemarketer for PageNet, Inc., a paging services company.

           Anatoly E. Kambolin, 488 Madison Avenue, Suite 1505, New York, NY 10022, has been the President of Taj-Amer, Inc., which acts as a consultant to construction projects for joint ventures in Russia since January 1, 1992. In addition, Taj-Amer, Inc. is in the business of acting as a consultant to American companies seeking to do business in what was formerly the Soviet Union and representing Russian companies and organizations in the United States. Mr. Kambolin graduated from the Moscow Auto Mechanical Institute with a degree in mechanical engineering. He received a graduate degree in Economics and International Trade from the All-Union Academy for Foreign Trade. He is the father of Peter Kambolin, a portfolio manager with the Adviser.

           Carmine Chiappetta, 480 Pine Acres Boulevard, Brightwaters, NY 11718, manages his own accounting firm specializing in taxes. Prior to March 1996, he was a tax accountant for United States Trust Company of New York, Tucker Anthony & R.L. Day and Morgan Stanley & Co., Inc.

           Henry Shapiro, 301 Ocean View Avenue, Brooklyn, NY 11235, has been a registered investment adviser since March 1993. From March 1993 to March 1995, he was a real estate and mortgage broker, and a certified real estate appraiser. For the five years prior thereto, he managed Shapiro & Co., a real estate and mortgage broker, in Fort Lauderdale, Florida. Mr. Shapiro is a regular contributor to Radio Free Europe/Radio Liberty and was a regular contributor of financial articles to ITAR-TASS, the Russian State News Agency. Mr. Shapiro also had a regular financial column for NRS, a Russian daily newspaper, and appeared regularly on the Russian Television Network.

           Michael Miola, 24 West Carver Street, Huntington, New York 11743, is Vice President and Treasurer of Delta Micro Cap Growth Fund. Since 1984, Mr. Miola has been the President of American Data Services ("American Data"). American Data is acting as the Fund's Administrator, Transfer, Dividend and Disbursing Agent and Accounting Services Manager. Mr. Miola has specialized in serving the investment company industry since 1974. As a senior staff member of Coopers & Lybrand, he designed and implemented that firm's audit approach and working paper documentation model. During his tenure, he was called upon to write portions of the AICPA's Investment Company Audit Guide. Mr. Miola serves as a consultant to many mutual fund groups, designing accounting processes for new and complex financial transactions. Mr. Miola is a Certified Public Accountant, a member of the American Institute of Certified Public Accountants, and the New York Society of Certified Public Accountants. Mr. Miola graduated magna cum laude from Fordham University's College of Business Administration, with a Bachelor of Science Degree.

           Michelle LoCascio, 24 West Carver Street, Huntington, New York 11743, is Corporate Secretary of Delta Micro Cap Growth Fund. Ms. LoCascio has been the Registration Compliance Officer of American Data from 1995 to the present. During the ten years prior thereto, Ms. LoCascio worked in both the Fund Accounting and Stock Transfer Departments, where she attained the title of Senior Administrator in each Department. She is responsible for the filing of all state registrations for all funds administered by American Data.


Item 29.   Principal Underwriter

           European Equity Partners, Inc.

Item 30.   Location of Accounts and Records

           c/o American Data Services, Inc.
           24 West Carver Street
           Huntington, NY  11743

           (a) Adviser: Articles of incorporation, bylaws, minute books, corporate records and contracts of the Registrant; general ledger and certain separate ledger accounts; transaction journals and confirmations for portfolio trades.

                  551 Fifth Avenue, Suite 605
                  New York, NY 10017

           (b) Transfer Agent: Ledger accounts and other records relating to shareholders of the Fund.

            American Data Services, Inc.
            24 West Carver Street
            Huntington, NY 11743

           (c) Custodian: Accounts, records and other documentation required to be maintained by the custodian for the Funds.

            American Data Services, Inc.
            24 West Carver Street
            Huntington, NY 11743

Item 31.    Management Services

           Registrant is not a party to any such management-related service contract.

Item 32.   Undertakings

           (a) The Registrant undertakes to file an amendment to the Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of 25.

           (b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, for the Funds, within four to six months from the effective date of this Registration Statement.

           (c) The Registrant undertakes to call a meeting of shareholders, if requested to do so by holders of at least 10% of the Trust's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, State of New York, on the _____ day of June 1997.



                                          DELTA FUNDS, INC.

                                       By:    /s/ John Figliolini

                                       Name:  John Figliolini

                                       Title: President



         Pursuant to the requirements of the Securities Act of 1933, this Amendment No. 1 to the Registration Statement has been signed on this _____ day of June 1997, by or on behalf of the following persons in the capacities indicated.

         KNOW ALL MEN BY THESE PRESENTS, that each person whose signature appears below constitutes and appoints Charles J. Hecht and Michael Miola or either of them, with full power of substitution, his or her true and lawful attorneys-in-fact and agents, for him and in his name, place and stead, in any and all capacities, to sign in his or her name and on his or her behalf, in any and all capacities any and all pre-and post-effective amendments to this Registration Statement, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission and any state securities divisions, agencies, departments or commissions, granting unto said attorneys-in-fact and agents full power and authority to do and to perform each and every act and things requisite and necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents may lawfully do or cause to be done by virtue hereof.

SIGNATURE                                     TITLE


                                              President and Trustee
  John Figliolini

                                              Executive Vice
  Oleg Batratchenko                           President/Trustee


                                              Trustee
  Anatoly E. Kambolin


                                              Trustee
  Carmine A. Chiappetta


                                              Trustee
  Henry Shapiro


                                              Vice President
  Michael Miola


                                              Secretary
  Michelle LoCascio


                                              Treasurer
  Michael Miola